T. ROWE PRICE Global Allocation Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Banco BBVA Argentina, ADR (USD) (1) 644 12
MercadoLibre (USD) (2) 434 815
Tenaris, ADR (USD)  1,280 73
Vista Energy, ADR (USD) (2) 8,977 633
Total Argentina (Cost $561) 1,533
AUSTRALIA 0.6%
Common Stocks 0.5%
ALS  10,746 162
ANZ Group Holdings  13,179 344
Ausgold  (2) 47,718 29
BHP Group  25,157 1,060
BHP Group (GBP) (1) 3,108 132
BHP Group, ADR (USD)  2,781 235
BlueScope Steel  2,232 51
Brambles  3,991 55
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $179 (USD) (2)(3)(4) 105 157
Capricorn Metals  18,259 162
Cochlear  1,507 126
Coles Group  7,026 119
Downer EDI  18,911 103
Emerald Resources (2) 44,111 165
Evolution Mining  4,187 33
Fortescue  1,352 18
Frontier Digital Ventures (2) 241,379 56
Genesis Minerals (1)(2) 6,311 25
Goodman Group  9,179 191
IGO (2) 3,711 18
Lynas Rare Earths (1)(2) 3,701 36
Macquarie Group  922 164
Many Peaks Minerals (2) 15,430 9
Mirvac Group  61,036 77
Northern Star Resources  4,657 65
PLS Group (1)(2) 6,128 18
Predictive Discovery (2) 28,355 13
Reliance Worldwide  17,104 42
Rio Tinto (1) 684 81

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Scentre Group  104,102 286
South32  20,090 64
Southern Palladium (2) 3,511 4
Suncorp Group  17,469 235
Telstra Group  35,795 126
Turaco Gold (2) 11,417 5
WIA Gold (2) 55,490 17
Yancoal Australia (HKD)  4,000 16
4,499
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (USD) (2)
(3)(4) 4 6
6
Corporate Bonds 0.1%
Transurban Finance, 2.45%, 3/16/31 (USD) (5) 140,000 125
Woodside Finance, 3.70%, 3/15/28 (USD) (5) 67,000 66
Woodside Finance, 4.50%, 3/4/29 (USD) (5) 105,000 104
295
Total Australia (Cost $3,433) 4,800
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  8,224 1,668
Erste Group Bank  1,226 160
OMV  1,596 117
Total Austria (Cost $404) 1,945
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  6,986 17
Total Bahrain (Cost $18) 17
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  196,399 101
Marico Bangladesh  1,152 25

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Square Pharmaceuticals  20,079 36
Total Bangladesh (Cost $117) 162
BELGIUM 0.1%
Common Stocks 0.1%
Aedifica 1,149 93
KBC Ancora 817 84
UCB  675 173
Warehouses De Pauw 17,287 445
Total Belgium (Cost $720) 795
BRAZIL 0.3%
Common Stocks 0.3%
B3  32,260 100
Itau Unibanco Holding, ADR (USD)  43,801 371
Klabin 36,545 132
Localiza Rent a Car  46,318 345
Multiplan Empreendimentos Imobiliarios 22,435 124
NU Holdings, Class A (USD) (2) 29,263 419
Raia Drogasil 106,390 390
TOTVS  13,408 82
Vale  8,199 124
WEG  32,902 308
2,395
Preferred Stocks 0.0%
Klabin 1 —
Localiza Rent a Car  438 3

Total Brazil (Cost $1,887) 2,398
CANADA 1.6%
Common Stocks 1.3%
Agnico Eagle Mines  2,997 435
Agnico Eagle Mines (USD)  538 78
Alamos Gold, Class A  4,026 112
Almonty Industries (USD) (2) 2,949 33
Americas Gold & Silver (2) 18,696 71
Aris Mining (2) 27,961 374

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Aritzia  (2) 548 55
Artemis Gold (1)(2) 7,819 188
AtkinsRealis Group (1) 1,768 110
ATS (1)(2) 2,370 65
Badger Infrastructure Solutions  2,415 153
Barrick Mining  10,320 379
Baytex Energy  12,599 57
Benz Mining, CDI (AUD) (2) 2,991 7
Brookfield  4,871 207
Cameco (USD)  1,523 132
Canadian Apartment Properties REIT  1,849 46
Canadian National Railway (USD)  1,129 144
Canadian Natural Resources  11,108 529
Canadian Natural Resources (USD)  6,474 309
Capstone Copper (2) 11,408 108
Cenovus Energy (1) 10,012 302
Cenovus Energy (USD)  14,587 440
Colliers International Group (USD) (1) 620 61
Constellation Software, Warrants, 3/31/40 (2)(3) 79 —
Definity Financial  10,388 593
Descartes Systems Group (2) 2,071 156
Descartes Systems Group (USD) (2) 780 59
Discovery Mining (2) 11,070 69
DPM Metals  6,852 241
Dundee Corporation, Warrants, 12/16/26 (2) 2,854 —
Element Fleet Management  16,078 361
Enbridge (USD)  4,249 231
Energy Fuels (USD) (1)(2) 3,965 45
Equinox Gold (1) 37,097 332
Exchange Income (1) 2,518 225
First Mining Gold (1)(2) 60,098 25
First Quantum Minerals (2) 6,889 191
Franco-Nevada  2,234 475
G Mining Ventures (1)(2) 6,029 184
Gold Royalty (USD) (2) 1,281 3
Headwater Exploration  6,853 65
Hemlo Mining (2) 20,680 75
i-80 Gold (2) 33,977 44
Ivanhoe Mines, Class A (2) 3,206 23
Jamieson Wellness  3,599 106
Kelt Exploration (2) 8,749 62
Keyera 2,141 91
Kinaxis (2) 1,049 126

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kinross Gold  8,895 205
Lundin Gold  159 9
LunR Royalties (1)(2) 139 2
Montage Gold (1)(2) 2,348 27
National Bank of Canada  732 118
NGEx Minerals (2) 5,488 98
North West (1) 1,827 66
OceanaGold  1,575 38
Omai Gold Mines (2) 25,169 42
OR Royalties (1) 6,532 194
Precision Drilling (2) 609 47
Shopify, Class A (USD) (2) 6,202 727
Skeena Resources (2) 4,944 131
Snowline Gold (1)(2) 7,338 70
South Bow  2,193 81
StorageVault Canada  28,087 96
Suncor Energy  3,050 205
Suncor Energy (USD)  1,621 109
Tamarack Valley Energy  8,700 83
Teck Resources, Class B (USD)  1,483 89
TMX Group  1,630 60
Tourmaline Oil  2,289 101
West Fraser Timber (1) 1,003 65
Wheaton Precious Metals  2,857 311
11,151
Corporate Bonds 0.2%
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (USD) (6) 90,000 88
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (USD) (6) 90,000 88
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 102
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 129
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  135,000 127
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 105
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 21
Element Fleet Management, 4.641%, 11/24/30 (USD) (5) 160,000 156
Enbridge, 4.60%, 6/20/28 (USD)  15,000 15
Enbridge, 5.625%, 4/5/34 (USD)  65,000 66
Enbridge, 6.20%, 11/15/30 (USD)  45,000 47
National Bank of Canada, VR, 4.166%, 1/20/29 (USD) (6) 250,000 248
Nutrien , 4.85%, 5/29/31 (USD)  40,000 40
Rogers Communications, 5.00%, 2/15/29 (USD)  165,000 165
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 220

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29
(USD)  35,000 35
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 91
1,743
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 133
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 309
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 247
Province of Quebec Canada, Series RI, 4.625%, 6/3/36
(USD)  105,000 102
791
Total Canada (Cost $9,826) 13,685
CAYMAN ISLANDS 0.1%
Common Stocks 0.0%
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $6 (USD) (2)(3)(4) 2,406 6

Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (2)(3)(4) 1,810 633
633
Total Cayman Islands (Cost $95) 639
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  4,285 214
214
Corporate Bonds 0.0%
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (5) 220,000 206
206
Total Chile (Cost $249) 420

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CHINA 1.4%
Common Stocks 1.0%
58.com (USD) (2)(3) 5,864 —
Alibaba Group Holding (HKD)  70,028 1,067
Alibaba Group Holding, ADR (USD) (1) 855 105
Atour Lifestyle Holdings, ADR (USD)  2,067 71
ATRenew , ADR (USD)  13,800 59
Baidu, Class A (HKD) (2) 3,852 53
Bilibili , Class Z (HKD) (2) 2,160 41
Busy Ming Group, Class H (HKD) (1)(2) 1,000 49
CALB Group, Class H (HKD) (2) 15,300 33
Chaozhou Three-Circle Group, Class H (HKD) (2) 500 6
Chifeng Jilong Gold Mining Group, Class H (HKD)  38,600 165
China Construction Bank, Class H (HKD)  369,000 433
China Hongqiao Group (HKD)  20,000 63
China Mengniu Dairy (HKD)  24,000 58
China Overseas Grand Oceans Group (HKD) (1) 218,000 68
China Pacific Insurance Group, Class H (HKD)  70,400 275
China Resources Beer Holdings (HKD)  55,000 166
China Resources Mixc Lifestyle Services (HKD)  60,000 305
H World Group (HKD)  23,800 101
H World Group, ADR (USD) (1) 5,957 254
iQIYI , ADR (USD) (1)(2) 36,049 46
Jiangxi Copper, Class H (HKD)  16,000 72
Kanzhun , ADR (USD)  19,897 324
KE Holdings, ADR (USD)  4,368 74
KE Holdings, Class A (HKD)  38,771 217
Kingboard Holdings (HKD)  16,000 80
Kuaishou Technology (HKD)  28,000 156
Luxshare Precision Industry, Class H (HKD) (2) 10,000 71
Manycore Tech (HKD) (2) 21,000 22
Meituan , Class B (HKD) (2) 40,800 482
MINISO Group Holding (HKD)  14,200 46
MMG (HKD) (1)(2) 244,000 262
Muyuan Foods Group, Class H (HKD)  15,700 66
NetEase (HKD)  8,345 222
Nexchip Semiconductor, Class H (HKD) (2) 10,500 38
PICC Property & Casualty, Class H (HKD)  114,000 238
Sany Heavy Industry, Class H (HKD)  16,000 43
SG Micro, Class H (HKD) (2) 600 6
Shenzhen Woer Heat-Shrinkable Material, Class H (HKD)  19,800 28

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Shenzhou International Group Holdings (HKD)  31,100 177
Tencent Holdings (HKD)  22,254 1,360
Tencent Holdings, ADR (USD)  1,353 83
Tingyi Cayman Islands Holding (HKD)  60,000 91
Victory Giant Technology Huizhou, Class H (HKD) (1)(2) 200 5
Wanguo Gold Group (HKD) (1) 38,500 52
WuXi AppTec , Class H (HKD)  8,700 178
WuXi XDC Cayman (HKD) (1)(2) 9,000 59
Zepp Health, ADR (USD) (1)(2) 872 4
Zhongji Innolight , Class H (HKD) (2) 1,500 197
Zijin Mining Group, Class H (HKD)  50,000 212
ZTO Express Cayman (HKD)  10,674 255
8,538
Common Stocks - China A Shares 0.4%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  2,029 107
Chifeng Jilong Gold Mining Group, A Shares (CNH)  1,200 7
China Jushi , A Shares (CNH)  14,500 81
Contemporary Amperex Technology, A Shares (CNH)  7,900 463
Dongguan Yiheda Automation, A Shares (CNH)  10,800 39
Hengyi Petrochemical, A Shares (CNH)  92,200 220
Hongfa Technology, A Shares (CNH)  36,624 193
Jiangsu Azure, A Shares (CNH)  24,100 57
LB Group, A Shares (CNH)  18,400 45
Loncin Motor, A Shares (CNH)  56,400 123
Sany Heavy Industry, A Shares (CNH)  107,400 327
Shengyi Technology, A Shares (CNH)  14,800 231
Shenzhen Inovance Technology, A Shares (CNH)  9,100 86
Shenzhen Kedali Industry, A Shares (CNH)  2,100 57
Shenzhen YUTO Packaging Technology, A Shares (CNH)  18,794 73
TCL Technology Group, A Shares (CNH)  412,500 289
WUS Printed Circuit Kunshan, A Shares (CNH)  9,200 141
Yantai Jereh Oilfield Services Group, A Shares (CNH)  5,400 108
Yunnan Aluminium , A Shares (CNH)  124,100 491
Zhejiang Dingli Machinery, A Shares (CNH)  10,500 92
Zhongji Innolight , A Shares (CNH)  2,300 306
3,536
Total China (Cost $9,344) 12,074

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CYPRUS 0.0%
Common Stocks 0.0%
Bank of Cyprus Holdings  14,832 176
Total Cyprus (Cost $153) 176
DENMARK 0.2%
Common Stocks 0.2%
Coloplast, Class B  3,311 219
Novo Nordisk, ADR (USD)  2,500 118
Novo Nordisk, Class B  14,551 688
Novonesis Novozymes, Class B  1,877 122
Orsted  (2) 21,854 487
Total Denmark (Cost $1,916) 1,634
EGYPT 0.0%
Common Stocks 0.0%
Commercial International Bank - Egypt  5,819 16
Total Egypt (Cost $12) 16
FINLAND 0.2%
Common Stocks 0.2%
Fortum  7,717 175
Lumo Kodit 6,814 62
Mandatum  13,336 91
Neste  4,955 176
Sampo, Class A  58,664 650
Stora Enso, Class R  38,357 441
UPM- Kymmene 4,974 135
Total Finland (Cost $1,400) 1,730
FRANCE 1.6%
Common Stocks 1.5%
Accor  2,033 106
Air Liquide  2,709 534
Airbus  7,287 1,711
Alstom (1)(2) 2,299 43

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ArcelorMittal  4,964 351
AXA  12,841 665
Beneteau  (1) 8,533 59
BNP Paribas  2,470 314
Cie de Saint-Gobain  5,828 548
Dassault Aviation  391 135
Edenred 9,529 314
Engie  15,063 469
EssilorLuxottica 633 120
Eurofins Scientific  2,632 207
Exosens 1,456 97
Forvia  (2) 3,207 33
Kering  804 265
L'Oreal 1,405 626
Lectra 2,786 66
LVMH Moet Hennessy Louis Vuitton  136 75
Nexity  (1)(2) 9,181 75
Rexel  905 37
Robertet  (1) 132 121
Safran  1,683 661
Sanofi  5,038 434
Sartorius Stedim Biotech  1,956 378
Schneider Electric  2,411 810
Societe Generale  11,380 1,070
SPIE  11,041 594
TotalEnergies  18,117 1,597
Vallourec SACA  2,395 58
Vinci  2,143 302
Virbac 539 210
Viridien  (2) 536 58
13,143
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (5)(6) 350,000 316
Orange, 4.75%, 1/13/33 (USD) (5) 200,000 193
TotalEnergies Capital USA, 4.569%, 1/13/33 (USD)  190,000 184
693
Total France (Cost $8,669) 13,836

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
GEORGIA 0.0%
Common Stocks 0.0%
Lion Finance Group (GBP)  325 51
Total Georgia (Cost $41) 51
GERMANY 1.2%
Common Stocks 1.2%
adidas  1,831 339
Allianz  1,220 608
Bechtle 2,755 115
Daimler Truck Holding  7,901 447
Deutsche Telekom  16,826 519
flatexDEGIRO 5,060 213
Heidelberg Materials  1,988 370
Infineon Technologies  8,792 631
Innio (USD) (2) 5,419 132
IONOS Group (1)(2) 3,252 119
Jenoptik 1,909 83
KION Group  2,875 130
LEG Immobilien 1,108 67
Mercedes-Benz Group  1,148 62
Merck  2,206 365
Pfisterer Holding  1,128 99
QIAGEN  3,850 158
Redcare Pharmacy (2) 2,926 208
Rheinmetall  463 612
SAP  4,120 755
Schott Pharma  7,069 180
Siemens  6,130 2,008
Siemens Energy  4,360 745
Siemens Healthineers 8,277 352
Springer Nature  7,299 156
SUSS MicroTec 1,860 161
Vincorion  (2) 7,227 155
9,789

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (5) 155,000 154
154
Preferred Stocks 0.0%
Volkswagen  1,023 89
89
Total Germany (Cost $7,424) 10,032
GREECE 0.1%
Common Stocks 0.1%
National Bank of Greece  20,245 379
Public Power  6,316 163
Total Greece (Cost $492) 542
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  68,600 692
CK Hutchison Holdings  10,500 98
Galaxy Entertainment Group  18,000 78
Hongkong Land Holdings (USD)  11,200 91
Kerry Properties  17,500 44
Samsonite Group  28,500 51
Sun Hung Kai Properties  6,083 95
Swire Properties (1) 27,200 83
Techtronic Industries  25,000 420
Wharf Real Estate Investment  7,000 24
Total Hong Kong (Cost $1,193) 1,676
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  5,858 868
Total Hungary (Cost $248) 868

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (USD) (2) 4,454 18
Arion Banki 34,983 55
Total Iceland (Cost $91) 73
INDIA 0.7%
Common Stocks 0.7%
Acutaas Chemicals  1,962 64
Aditya Vision  11,818 79
Apollo Hospitals Enterprise  2,957 277
Astral  8,987 136
Axis Bank  8,406 108
Bajaj Finance  34,494 412
Bharti Airtel  29,621 612
Blue Star  4,378 77
Central Depository Services India  4,865 68
Craftsman Automation  457 47
Cummins India  6,012 348
Divi's Laboratories  2,787 235
Dixon Technologies India  622 92
Eternal (2) 33,589 106
Hindalco Industries  3,730 38
ICICI Bank  53,802 809
ICICI Bank, ADR (USD)  2,990 90
Info Edge India  5,769 74
Jindal Stainless  1,395 11
Jindal Steel  1,506 17
JSW Steel  2,131 28
KEI Industries  1,604 84
Kotak Mahindra Bank  92,047 376
KPR Mill  6,041 66
Larsen & Toubro  1,876 77
LG Electronics India (2) 1,124 18
Mahindra & Mahindra  9,142 326
MakeMyTrip (USD) (1)(2) 3,471 198
Metro Brands  4,965 54
Nexus Select Trust  18,091 32
NTPC  29,053 106
Page Industries  215 91

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Polycab India  4,056 387
Power Grid Corp. of India  70,034 209
Prudent Corporate Advisory Services  2,644 91
Sapphire Foods India (2) 32,502 63
Tata Steel  30,179 60
Titan  5,058 258
Torrent Pharmaceuticals  1,856 100
Total India (Cost $5,180) 6,324
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,079,800 378
Telkom Indonesia Persero  382,500 56
Total Indonesia (Cost $290) 434
IRELAND 0.1%
Common Stocks 0.1%
James Hardie Industries, CDI (AUD) (2) 2,647 68
Kingspan Group  4,608 428
Ryanair Holdings  3,135 88
Ryanair Holdings, ADR (USD)  5,156 302
886
Corporate Bonds 0.0%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 150
150
Total Ireland (Cost $933) 1,036
ISRAEL 0.0%
Common Stocks 0.0%
Tower Semiconductor (USD) (2) 1,268 279
Total Israel (Cost $324) 279
ITALY 0.6%
Common Stocks 0.5%
Amplifon 9,784 137
Banca Mediolanum  1,944 52

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Carel Industries  5,443 170
De' Longhi 1,525 72
Enel  48,897 552
Ermenegildo Zegna (USD)  12,177 179
Ferrari  1,704 670
FinecoBank Banca Fineco 4,895 134
Generali  7,547 382
GVS (1)(2) 9,939 50
Interpump Group  2,886 116
Leonardo  3,068 196
Moncler  2,333 133
PRADA (HKD) (1) 42,300 232
Prysmian  3,347 462
UniCredit  8,966 846
4,383
Corporate Bonds 0.1%
ENEL Finance International, 2.125%, 7/12/28 (USD) (5) 200,000 190
Intesa Sanpaolo, VR, 5.00%, 6/29/30 (USD) (5)(6) 200,000 199
389
Total Italy (Cost $2,879) 4,772
JAPAN 3.4%
Common Stocks 3.3%
Air Water (1) 11,300 177
Ajinomoto  6,200 191
Anycolor  (1) 8,300 137
ARCHION (2) 127,600 216
Asahi Group Holdings (1) 10,700 112
Asics  9,700 286
C Uyemura 1,800 250
Chugai Pharmaceutical  8,100 351
Cosmo Energy Holdings  7,000 174
Cover (1)(2) 10,800 99
Daicel  19,900 180
Daiei Kankyo  (1) 5,000 117
Daiichi Sankyo  8,000 129
Daiwabo Holdings (1) 4,600 103
Digital Arts  2,800 71
Disco  100 36
East Japan Railway  4,600 106

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Fujikura  10,700 272
Fujitsu  5,100 118
Fukuoka Financial Group  1,800 82
Fuso Chemical  7,600 174
Hanwa  28,700 305
Hikari Tsushin (1) 300 73
Hitachi  29,900 980
Horiba  2,300 361
Hoya  1,500 229
INFRONEER Holdings (1) 5,600 91
Invincible Investment (1) 86 33
Isetan Mitsukoshi Holdings  8,600 192
ITOCHU  13,200 166
Japan Prime Realty Investment  68 42
Japan Real Estate Investment  53 41
JX Advanced Metals  4,300 100
KDDI  21,900 403
Keisei Electric Railway (1) 15,500 125
Keyence  300 150
Kioxia Holdings (2) 700 195
Kitazato 9,100 78
Komatsu  9,300 404
Konica Minolta (1) 52,600 192
Kubota  3,800 64
Kurita Water Industries  3,800 204
Kyoritsu Maintenance (1) 9,000 196
Kyushu Railway  4,200 95
Maeda Kosen  (1) 8,000 99
MatsukiyoCocokara  (1) 3,600 57
Mitsubishi Chemical Group  20,600 152
Mitsubishi Electric  14,100 508
Mitsubishi Estate  13,000 316
Mitsubishi Heavy Industries  2,700 63
Mitsubishi UFJ Financial Group  70,000 1,564
Mitsui Fudosan  35,600 347
Miura  11,800 237
MS&AD Insurance Group Holdings  14,700 453
Muninova Holdings  79,400 221
Murata Manufacturing  3,300 150
Nakanishi  9,900 188
Nextage 15,000 313
Nifco  2,500 81
Nintendo  7,200 343

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nippon Prologis REIT (1) 64 36
Nippon Sanso Holdings (1) 5,200 187
Nippon Seiki (1) 7,000 106
Nippon Soda (1) 8,000 191
Nippon Steel (1) 64,100 261
Nisshinbo Holdings  8,100 109
Niterra  (1) 5,100 298
Obara Group (1) 5,000 179
Oji Holdings (1) 39,000 214
Olympus  11,100 127
Open House Group (1) 3,500 186
ORIX  16,500 666
Panasonic Holdings  7,500 198
Park24 (1) 8,100 100
Penta-Ocean Construction  15,000 140
Persol Holdings (1) 30,400 50
Rakuten Bank (2) 3,800 130
Recruit Holdings  13,400 1,060
Relo Group  13,200 167
Renesas Electronics  28,500 571
Rengo (1) 23,300 218
Resona Holdings  46,100 625
Resorttrust 10,200 114
Round One  27,700 210
Sakata INX (1) 10,500 164
Sanrio (1) 35,000 281
Sega Sammy Holdings (1) 14,300 247
Seven & i Holdings  37,500 497
Shimizu  6,400 94
Shin-Etsu Chemical  2,500 89
SoftBank Group  10,100 315
Sony Group  48,200 1,126
Strike Group (1) 7,200 60
Sumitomo  79,200 822
Sumitomo Mitsui Trust Group  28,400 292
Sumitomo Pharma (1)(2) 12,500 97
Sumitomo Seika Chemicals (1) 6,500 50
Suzuki Motor  13,900 181
Taiheiyo Cement (1) 15,400 390
Takashimaya (1) 12,200 174
Takeda Pharmaceutical  12,100 415
Takeuchi Manufacturing (1) 2,300 106
Tohoku Electric Power (1) 32,800 241

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Tokio Marine Holdings  5,500 280
Tokyo Electron  1,000 334
Tokyo Kiraboshi Financial Group (1) 24,900 262
Tokyo Seimitsu (1) 3,900 406
Tokyo Tatemono (1) 14,500 306
Toyo Tire  10,300 273
Toyota Motor  50,800 961
Tsuruha Holdings (1) 27,500 420
Unicharm  (1) 17,600 112
Yokogawa Electric  4,400 157
28,487
Corporate Bonds 0.1%
NTT Finance, 4.876%, 7/16/30 (USD) (5) 200,000 198
198
Total Japan (Cost $19,080) 28,685
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  5,857 187
Kaspi.KZ, ADR (USD)  1,343 119
NAC Kazatomprom , GDR (USD)  2,374 152
Total Kazakhstan (Cost $179) 458
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  182,400 122
Safaricom  341,600 97
Total Kenya (Cost $152) 219
LITHUANIA 0.0%
Common Stocks 0.0%
Ignitis Grupe 5,406 139
Total Lithuania (Cost $134) 139

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  68,321 72
Total Mauritius (Cost $44) 72
MEXICO 0.2%
Common Stocks 0.2%
Arca Continental  19,828 227
BBB Foods, Class A (USD) (2) 1,218 50
Grupo Aeroportuario del Pacifico , ADR (USD)  807 175
Grupo Aeroportuario del Sureste , ADR (USD) (1) 249 69
Grupo Mexico, Series B  68,169 820
1,341
Corporate Bonds 0.0%
BBVA Mexico Institucion De Banca Multiple Grupo Financiero ,
5.25%, 9/10/29 (USD)  215,000 215
Southern Copper, 5.35%, 6/24/36 (USD)  205,000 200
415
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 256
256
Total Mexico (Cost $1,486) 2,012
MOROCCO 0.1%
Common Stocks 0.1%
Akdital Holding  334 41
Attijariwafa Bank  1,610 119
Hightech Payment Systems  1,799 115
Label Vie  134 52
Societe d'Exploitation des Ports  1,354 125
T2S Group Holding (2) 200 5
Total Morocco (Cost $371) 457

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NETHERLANDS 1.3%
Common Stocks 1.2%
ABN AMRO Bank, CVA  7,995 362
Adyen (2) 315 320
AerCap Holdings (USD)  1,879 284
Akzo Nobel (1) 1,212 85
Argenx , ADR (USD) (2) 614 524
ASM International  244 226
ASML Holding  2,140 3,527
ASML Holding (USD)  711 1,158
ASR Nederland  1,209 99
BE Semiconductor Industries  542 124
CVC Capital Partners (1) 29,240 491
Heineken  1,577 143
IMCD  1,731 190
ING Groep 16,666 586
Koninklijke Philips  15,601 411
Magnum Ice Cream (1)(2) 28,908 540
Prosus 10,658 495
Signify  1,726 29
Universal Music Group  12,195 201
Wolters Kluwer  3,409 268
10,063
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (5) 290,000 285
NXP, 2.65%, 2/15/32 (USD)  375,000 328
613
Total Netherlands (Cost $6,053) 10,676
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  4,266 102
102

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (5) 200,000 202
202
Total New Zealand (Cost $211) 304
NIGERIA 0.0%
Common Stocks 0.0%
Dangote Cement  39,158 30
Guaranty Trust Holding  813,467 77
Nestle Nigeria (2) 9,847 20
Total Nigeria (Cost $56) 127
NORWAY 0.2%
Common Stocks 0.2%
Aker BP  13,261 473
DNB Bank  15,152 488
Equinor  6,178 253
Kongsberg Gruppen  8,784 274
Norsk Hydro  5,709 53
Subsea 7  6,244 211
TGS  18,924 256
Total Norway (Cost $1,445) 2,008
OMAN 0.0%
Common Stocks 0.0%
Bank Muscat  22,226 23
National Bank of Oman  45,782 54
Oman India Fertiliser  (2) 97,016 48
Total Oman (Cost $108) 125
PAKISTAN 0.0%
Common Stocks 0.0%
Bank Alfalah  141,195 29
DG Khan Cement  31,469 23
Fauji Fertilizer  18,026 37
Lucky Cement  23,768 38

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
National Bank of Pakistan  91,500 66
Total Pakistan (Cost $184) 193
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  6 3
InRetail Peru (USD)  3,102 115
Southern Copper (USD)  3,097 566
684
Government Bonds 0.0%
Republic of Peru, 5.375%, 2/8/35 (USD)  40,000 39
39
Total Peru (Cost $391) 723
PHILIPPINES 0.0%
Common Stocks 0.0%
BDO Unibank  106,434 216
SM Investments  2,130 20
Total Philippines (Cost $220) 236
POLAND 0.1%
Common Stocks 0.1%
Allegro.eu (2) 21,364 258
Bank Polska Kasa Opieki 6,934 457
Pepco Group  12,032 148
Total Poland (Cost $626) 863
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues , Class R  240,624 297
Galp Energia 10,574 240
Jeronimo Martins  21,044 422
Total Portugal (Cost $597) 959

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  56,772 259
Total Qatar (Cost $261) 259
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania 34,892 283
MED Life (2) 31,361 84
OMV Petrom 717,826 198
565
Government Bonds 0.0%
Republic of Romania, 6.625%, 5/16/36 (USD) (5) 200,000 202
202
Total Romania (Cost $436) 767
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa  (2)(3) 80,680 —
Polyus (2)(3) 2,940 —
Total Russia (Cost $180) —
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Al Rajhi Bank  22,949 383
Saudi Arabian Mining (2) 4,529 69
Saudi National Bank  50,281 526
Total Saudi Arabia (Cost $881) 978
SINGAPORE 0.3%
Common Stocks 0.3%
CapitaLand Integrated Commercial Trust  31,208 61
City Developments  11,100 68
DBS Group Holdings  6,280 362

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Digital Core REIT Management (USD)  15,400 7
Keppel DC REIT  23,500 41
NTT DC REIT (USD)  64,400 59
Sea, ADR (USD) (2) 18,865 2,014
United Overseas Bank  5,300 179
Total Singapore (Cost $2,367) 2,791
SLOVENIA 0.1%
Common Stocks 0.1%
Nova Ljubljanska Banka  356 94
Nova Ljubljanska Banka, GDR (1) 12,385 644
Total Slovenia (Cost $280) 738
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglogold Ashanti  3,833 290
Capitec Bank Holdings  1,249 357
Clicks Group  11,609 155
Gold Fields  1,215 39
Impala Platinum Holdings  2,433 26
Mr Price Group  20,558 212
Sibanye Stillwater  6,386 14
Valterra Platinum  891 67
1,160
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (5) 200,000 182
182
Total South Africa (Cost $925) 1,342
SOUTH KOREA 1.2%
Common Stocks 1.2%
Cosmax 695 89
DB Insurance  1,965 213
Hanwha Aerospace  122 78
HD Hyundai Marine Solution  460 58
Hyundai Marine & Fire Insurance (2) 4,721 126
Hyundai Mobis 949 307
JYP Entertainment  2,459 74

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KB Financial Group  3,977 465
Kia  1,155 104
KT  3,128 113
KT, ADR (USD)  5,078 92
LG Chem  1,099 195
POSCO Holdings  225 49
Samsung Electronics  27,677 4,817
SK hynix 2,069 2,350
SK hynix , ADR (USD) (2) 6,865 987
SM Entertainment  4,109 196
SNT Dynamics  3,168 69
10,382
Preferred Stocks 0.0%
Samsung Electronics  821 103
103
Total South Korea (Cost $4,186) 10,485
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group  4,183 258
Banco Bilbao Vizcaya Argentaria  24,252 680
Banco Santander  51,356 730
CaixaBank 13,609 198
Fluidra 2,217 49
Indra Sistemas  (1) 2,976 196
Laboratorios Farmaceuticos Rovi 2,222 150
Neinor Homes (1) 4,075 75
2,336
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 189
189
Total Spain (Cost $1,723) 2,525
SRI LANKA 0.0%
Common Stocks 0.0%
Digital Mobility Solutions Lanka  80,926 39
Total Sri Lanka (Cost $41) 39

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SWEDEN 0.3%
Common Stocks 0.3%
Asker Healthcare Group (1) 12,338 105
Asmodee Group, Class B (2) 10,606 165
Assa Abloy, Class B  2,313 86
Autoliv, SDR (1) 1,079 132
Beijer Ref  5,428 77
Boliden  215 11
Camurus  (1)(2) 1,907 124
Essity, Class B  7,823 227
HMS Networks  1,426 74
Mildef Group  4,894 112
Millicom International Cellular (USD)  510 49
MIPS  4,854 215
Munters Group  4,720 84
NOBA Bank Group (1) 8,801 77
Nordnet 2,020 77
Rusta 2,820 26
Sandvik  15,225 569
Spotify Technology (USD) (2) 241 120
Telefonaktiebolaget LM Ericsson, Class B  23,684 233
Trelleborg, Class B  1,896 84
Troax Group  2,887 43
Total Sweden (Cost $1,844) 2,690
SWITZERLAND 0.6%
Common Stocks 0.6%
ABB  3,031 299
Bossard Holding (1) 475 133
Centiel  (1)(2) 7,120 54
Cie Financiere Richemont, Class A  508 120
DKSH Holding  1,984 165
Galderma Group  649 141
Holcim  2,635 239
Huber + Suhner 385 91
Montana Aerospace (2) 8,072 242
Nestle  7,045 704
Novartis  3,514 550
Roche Holding  2,553 1,116
SKAN Group (1) 453 33

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sonova Holding  1,371 373
Straumann Holding  1,953 242
Tecan Group  587 136
UBS Group  9,206 487
Total Switzerland (Cost $3,421) 5,125
TAIWAN 1.8%
Common Stocks 1.8%
Accton Technology  5,000 324
Airtac International Group  2,000 81
Ardentec 11,000 59
ASE Technology Holding  32,000 546
Bizlink Holding  8,000 509
Compeq Manufacturing  8,000 41
Co-Tech Development  9,000 80
CTBC Financial Holding  230,000 459
Delta Electronics  13,000 639
E Ink Holdings  24,000 139
Elite Material  1,000 143
Gigabyte Technology  9,000 93
Hon Hai Precision Industry  59,000 451
King Yuan Electronics  22,000 149
L&K Engineering  3,000 64
Lotes 1,000 56
Marketech International  7,000 100
MediaTek  5,000 533
MPI  1,000 159
Nan Ya Printed Circuit Board  5,000 138
Taiwan Semiconductor Manufacturing  108,000 7,988
Taiwan Semiconductor Manufacturing, ADR (USD)  4,173 1,687
Tripod Technology  7,000 79
Unimicron Technology  25,000 587
United Integrated Services  4,000 134
Total Taiwan (Cost $5,211) 15,238
THAILAND 0.0%
Common Stocks 0.0%
CP ALL  186,000 267
True, NVDR  140,700 61
Total Thailand (Cost $324) 328

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TÜRKIYE 0.0%
Common Stocks 0.0%
BIM Birlesik Magazalar 31,975 263
TAV Havalimanlari Holding  3,025 17
Total Türkiye (Cost $217) 280
UKRAINE 0.0%
Common Stocks 0.0%
VEON, ADR (USD) (2) 590 31
Total Ukraine (Cost $33) 31
UNITED KINGDOM 2.7%
Common Stocks 2.4%
3i Group  7,228 278
Admiral Group  4,229 214
Anglo American  4,095 207
ARM Holdings, ADR (USD) (1)(2) 214 51
AstraZeneca  6,246 1,063
AstraZeneca (USD)  7,950 1,349
Auction Technology Group (1)(2) 27,373 167
Aviva  14,530 136
Babcock International Group  4,915 75
Baltic Classifieds Group  5,539 15
Barclays  185,665 1,276
Big Yellow Group  11,863 142
BP  42,012 316
Bridgepoint Group  73,255 317
British American Tobacco  7,267 441
BT Group  133,161 361
Bunzl  8,195 309
Ceres Power Holdings (2) 10,341 49
Clarkson  1,486 95
Compass Group (USD)  9,672 307
Croda International  4,897 212
Diageo  8,182 180
Diploma  1,113 110
DPC Holdings (USD) (1)(2) 834 38
Experian  4,314 163

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Genus  4,651 138
Glencore  121,131 892
GSK, ADR (USD) (1) 3,752 194
Helios Towers (2) 90,820 240
HSBC Holdings  18,366 391
ICG  5,479 140
Imperial Brands  6,677 253
Informa  10,267 123
InterContinental Hotels Group (USD)  310 50
Investec  8,449 74
Kefi Gold & Copper (2) 3,098,584 44
Lloyds Banking Group  323,238 500
Marks & Spencer Group  69,299 379
Meridian Mining (CAD) (2) 20,000 21
National Grid  42,021 673
Next  828 166
Oxford Nanopore Technologies (1)(2) 30,136 46
Persimmon  2,422 36
Prudential  13,246 199
QinetiQ Group  17,077 117
Renishaw  1,973 131
Rentokil Initial  27,029 124
Rio Tinto  2,216 215
Rolls-Royce Holdings  53,566 1,069
Rosebank Industries (2) 29,447 134
Rotork  43,345 286
Segro  33,372 436
Seraphim Space Investment Trust (2) 48,473 44
Shell (EUR)  13,457 617
Shell  8,402 385
Shell, ADR (USD)  6,664 613
Smiths Group  3,085 110
Spirax Group  2,533 237
SSE  4,632 146
Standard Chartered  37,633 1,113
Syncona  (2) 12,913 19
Taylor Wimpey  47,752 50
Tritax Big Box REIT  42,133 97
Unilever (EUR)  2,859 183
Unilever  26,566 1,690
Volution Group  8,478 72
Watches of Switzerland Group (2) 15,089 149
Weir Group  3,670 131

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wise Group, Class A (2) 16,368 195
WPP  15,663 63
Yellow Cake (2) 5,814 43
YouGov (1) 17,332 60
20,959
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $9 (2)(3)(4) 475 4
4
Corporate Bonds 0.3%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 333
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 112
BAT Capital, 7.079%, 8/2/43 (USD)  150,000 162
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (5) 210,000 207
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 190
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 218
Imperial Brands Finance, 4.875%, 2/7/32 (USD) (5) 200,000 196
Nationwide Building Society, 1.50%, 10/13/26 (USD) (5) 405,000 403
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 93
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 198
Standard Chartered, VR, 4.299%, 1/13/30 (USD) (5)(6) 200,000 196
2,308
Total United Kingdom (Cost $15,806) 23,271
UNITED STATES 74.0%
Asset-Backed Securities 0.7%
ACHM Trust, Series 2026-HE1, Class A, ARM, 5.82%,
8/25/56 (5) 100,000 100
Affirm Master Trust, Series 2026-2A, Class A, 4.67%,
4/16/35 (5) 100,000 99
Ally Bank, Series 2026-A, Class B, 4.709%, 3/15/34 (5) 223,198 222
ARI Fleet Lease Trust, Series 2026-A, Class A2, 3.96%,
11/15/34 (5) 100,000 99
Avis Budget Rental Car Funding AESOP, Series 2025-3A,
Class A, 4.17%, 2/20/30 (5) 100,000 98
Battalion XXV, Series 2024-25A, Class BR, CLO, FRN, 3M
TSFR + 1.75%, 5.479%, 3/13/37 (5) 260,000 261
Bridgecrest Lending Auto Securitization Trust, Series 2026-1,
Class A3, 4.04%, 12/17/29  35,000 35

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 152
Carvana Auto Receivables Trust, Series 2025-P4, Class A4,
4.25%, 11/10/31  40,000 39
Carvana Auto Receivables Trust, Series 2026-P1, Class A4,
4.35%, 7/12/32  160,000 158
Carvana Auto Receivables Trust, Series 2026-P1, Class B,
4.76%, 7/12/32  40,000 40
Carvana Auto Receivables Trust, Series 2026-P2, Class A3,
4.77%, 4/10/31  40,000 40
Carvana Auto Receivables Trust, Series 2026-P2, Class A4,
4.91%, 8/10/32  100,000 100
Carvana Auto Receivables Trust, Series 2026-P2, Class B,
5.19%, 8/10/32  15,000 15
Cerberus Loan Funding XLIV, Series 2023-5A, Class A1R,
CLO, FRN, 3M TSFR + 1.52%, 5.273%, 1/15/36 (5) 250,000 250
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (5) 140,000 135
Dell Equipment Finance Trust, Series 2026-1A, Class A3,
4.32%, 12/22/31 (5) 100,000 100
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (5) 119,830 116
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (5) 120,782 113
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38 (5) 40,494 41
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38 (5) 40,494 41
Exeter Automobile Receivables Trust, Series 2026-3A, Class
A3, 4.47%, 7/15/30  55,000 55
FIGRE Trust, Series 2026-HF7, Class A, FRN, SOFR30A +
1.30%, 4.916%, 7/25/56 (5) 150,000 150
Ford Credit Floorplan Master Owner Trust A, Series 2026-2,
Class A, 4.60%, 5/15/33  110,000 109
Ford Credit Floorplan Master Owner Trust A, Series 2026-2,
Class B, 4.85%, 5/15/33  15,000 15
Fortress Credit BSL XIX, Series 2023-2A, Class A1R, CLO,
FRN, 3M TSFR + 1.35%, 5.125%, 7/24/36 (5) 270,000 270
Goto Foods Funding, Series 2026-1A, Class A2, 6.854%,
4/30/56 (5) 130,000 129
GreatAmerica Leasing Receivables Funding, Series 2026-1,
Class B, 5.14%, 5/16/33 (5) 15,000 15
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (5) 83,078 85
Hyundai Auto Receivables Trust, Series 2026-A, Class B,
4.10%, 12/15/32  25,000 24

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Jamestown XV, Series 2020-15A, Class A1R2, CLO, FRN,
3M TSFR + 1.05%, 4.803%, 7/15/35 (5) 255,000 255
Midocean Credit XV, Series 2024-15A, Class A1R, CLO,
FRN, 3M TSFR + 1.25%, 4.984%, 7/21/39 (5) 250,000 250
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (5) 12,994 13
Navient Education Loan Trust, Series 2026-A, Class A,
4.86%, 9/15/56 (5) 95,865 95
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (5) 28,932 29
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (5) 11,925 11
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (5) 11,379 11
Navient Refinance Loan Trust, Series 2026-A, Class A,
4.50%, 1/18/56 (5) 87,161 85
Navient Refinance Loan Trust, Series 2026-B, Class A,
5.07%, 6/15/56 (5) 100,000 99
Nelnet Student Loan Trust, Series 2021-CA, Class AFX,
1.32%, 4/20/62 (5) 69,901 66
Neuberger Berman Loan Advisers, Series 2022-48A, Class
A1R, CLO, FRN, 3M TSFR + 1.09%, 4.90%, 4/25/36 (5) 250,000 250
Octane Receivables Trust, Series 2024-RVM1, Class A,
5.01%, 1/22/46 (5) 49,603 50
PEAC Solutions Receivables, Series 2026-1A, Class A3,
4.39%, 7/20/33 (5) 45,000 45
Progress Residential Trust, Series 2024-SFR5, Class A,
3.00%, 8/17/41 (5) 98,897 93
Regatta XVI Funding, Series 2019-2A, Class A1R2, CLO,
FRN, 3M TSFR + 1.19%, 4.943%, 4/15/39 (5) 250,000 250
Rockford Tower, Series 2022-1A, Class A1R, CLO, FRN, 3M
TSFR + 1.20%, 4.929%, 7/20/35 (5) 250,000 250
Santander Bank Auto Credit-Linked Notes, Series 2026-A,
Class B, 4.806%, 7/17/34 (5) 250,000 249
Santander Drive Auto Receivables Trust, Series 2026-1,
Class A3, 3.93%, 7/15/30  35,000 35
Santander Drive Auto Receivables Trust, Series 2026-1,
Class B, 4.07%, 4/15/32  50,000 49
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (5) 123,044 116
Sierra Timeshare Receivables Funding, Series 2025-2A,
Class A, 4.72%, 4/20/44 (5) 54,029 54
Sierra Timeshare Receivables Funding, Series 2025-3A,
Class A, 4.44%, 8/22/44 (5) 60,844 60
SMB Private Education Loan Trust, Series 2018-B, Class
A2A, 3.60%, 1/15/37 (5) 4,723 5

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2020-B, Class
A1A, 1.29%, 7/15/53 (5) 21,854 21
SMB Private Education Loan Trust, Series 2021-A, Class
APT1, 1.07%, 1/15/53 (5) 71,796 66
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA, Class B, 4.47%, 7/20/29 (5) 20,000 20
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2026-AA, Class A4, 4.41%, 4/22/30 (5) 25,000 25
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2026-AA, Class B, 4.61%, 4/22/30 (5) 10,000 10
TPIC SPV, Class A, 10.00%, 12/6/26, (10.00% PIK),
Acquisition Date: 12/10/24 - 7/28/26, Cost $9 (3)(4) 9,567 10
TPIC SPV I, Series 2024-1, Class A1, 7.131%, 12/28/29,
(7.131% PIK), Acquisition Date: 12/10/24 - 7/28/26,
Cost $94 (3)(4) 94,050 71
Wellfleet, Series 2019-1A, Class A2RR, CLO, FRN, 3M TSFR
+ 1.50%, 5.229%, 7/20/32 (5) 250,000 250
Wheels Fleet Lease Funding, Series 2026-1A, Class A2A,
4.30%, 4/18/39 (5) 100,000 100
6,099
Bond Funds 16.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.55% (7)
(8) 2,161,737 16,451
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.06% (7)(8) 3,645,118 35,467
T. Rowe Price Emerging Markets Local Currency Bond Fund -
I Class, 6.69% (7)(8) 4,472,947 22,454
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.46% (7)(8) 857,948 7,927
T. Rowe Price Institutional High Yield Fund - Institutional
Class, 6.49% (7)(8) 2,507,885 19,536
T. Rowe Price International Bond Fund - I Class, 3.54% (7)(8) 4,247,220 30,113
T. Rowe Price International Bond Fund (USD Hedged) - I
Class, 3.56% (7)(8) 1,018,253 8,625
140,573
Common Stocks 31.5%
Abbott Laboratories  13,223 1,398
AbbVie  5,421 1,360
Acadia Realty Trust, REIT  10,249 230
Advanced Micro Devices (2) 8,864 4,221
Airbnb, Class A (2) 1,854 281
Albemarle  133 16

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Alexandria Real Estate Equities, REIT  1,002 52
Alliant Energy  769 54
Allstate  2,496 659
Alphabet, Class A  14,337 5,106
Alphabet, Class C  31,441 11,213
Amazon.com (2) 45,641 12,395
Amcor (1) 2,837 127
Ameren  7,437 815
American Express  3,319 1,116
American Homes 4 Rent, Class A, REIT  5,563 186
American Tower, REIT  2,317 402
American Water Works  3,419 459
AMETEK  6,146 1,486
Amgen  1,295 499
Amphenol, Class A  8,361 1,344
Analog Devices  4,812 1,768
Antero Resources (2) 663 24
Aon, Class A  981 354
Apollo Global Management  368 46
Apple  44,965 13,890
Apple Hospitality REIT, REIT  4,338 72
Applied Materials  2,945 1,495
AppLovin , Class A (2) 501 198
Argan  28 16
Array Technologies (1)(2) 6,304 33
Arxis , Class A (1)(2) 2,936 159
Atmos Energy  257 44
AutoZone (2) 332 1,001
AvalonBay Communities, REIT  1,571 292
Axis Capital Holdings  1,222 129
Baker Hughes  3,257 197
Ball  10,019 650
Bank of America  31,071 1,925
Bel Fuse, Class B  155 42
BeOne Medicines, ADR (2) 252 80
Berkshire Hathaway, Class B (2) 4,963 2,539
Blackrock  170 185
Bloom Energy, Class A (2) 33 7
Booking Holdings  13,565 2,617
Bristol-Myers Squibb  10,362 677
Broadcom  22,818 8,883
Bruker  5,454 343
Camden Property Trust, REIT  642 71

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Capital One Financial  7,047 1,473
Carpenter Technology  181 94
Carvana (2) 49,503 3,087
Caterpillar  1,744 1,421
Cava Group (2) 3,481 227
CBRE Group, Class A (2) 2,749 404
Cencora 5,674 1,767
Cerebras Systems, Class A (2) 942 187
CF Industries Holdings  2,186 274
Charles Schwab  20,357 2,142
Cheniere Energy  1,785 470
Chevron  8,089 1,592
Chubb  6,612 2,319
Ciena  (2) 482 182
Cintas  952 195
Cisco Systems  19,236 2,231
Citigroup  2,017 267
CME Group  2,425 649
Coca-Cola  8,534 747
Coeur Mining  3,041 45
Colgate-Palmolive  5,354 489
Comfort Systems USA  43 74
ConocoPhillips  26,966 3,249
Constellation Energy  3,236 850
Corteva  6,235 491
Crowdstrike Holdings, Class A (2) 2,796 534
Crown Castle, REIT  2,116 161
CSX  26,956 1,359
CubeSmart , REIT  5,584 231
Curbline Properties, REIT (1) 471 14
CVS Health  8,257 862
Danaher  1,917 374
Datadog, Class A (2) 911 244
Deere  5,347 3,169
Dell Technologies, Class C  764 310
Diamondback Energy  500 101
Digital Realty Trust, REIT  1,557 294
DoorDash , Class A (2) 2,292 450
Douglas Emmett, REIT (1) 6,707 79
EagleRock Land, Class A (2) 1,660 37
EastGroup Properties, REIT  1,582 331
Eaton  975 405
Eli Lilly  2,323 2,669

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Emerson Electric  5,549 831
Encompass Health  2,568 285
EQT  8,502 453
Equifax  1,648 284
Equinix, REIT  995 1,014
Equity LifeStyle Properties, REIT  16,662 1,084
Equity Residential, REIT  4,038 268
ERock , Class A (2) 1,491 15
Esab 3,406 295
Essex Property Trust, REIT  2,755 783
Expro  (2) 4,636 74
ExxonMobil Holdings  9,099 1,414
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2 (2)(3)(4) 120 —
Federal National Mortgage Assn. (2) 18,699 108
Federal Realty Investment Trust, REIT  1,015 126
Fervo Energy, Class A (2) 902 20
Fifth Third Bancorp  15,807 893
Firefly Aerospace (1)(2) 771 16
Floor & Decor Holdings, Class A (1)(2) 4,592 264
Flowco Holdings, Class A (1) 1,062 22
Form Energy, Warrants, 5/1/31, Acquisition Date: 5/4/26,
Cost $— (2)(3)(4) 362 4
Form Energy, Series G, Warrants, 5/1/31, Acquisition Date:
5/4/26, Cost $— (2)(3)(4) 274 3
Freeport-McMoRan  8,394 526
GE Vernova 826 818
General Electric  6,440 2,319
Gilead Sciences  17,920 2,333
Goldman Sachs Group  1,087 1,107
Gusto, Acquisition Date: 10/4/21, Cost $24 (2)(3)(4) 826 18
Healthcare Realty Trust, REIT  3,848 81
HEICO  653 233
Hilton Worldwide Holdings  119 38
HMH Holding, Class A (1)(2) 2,542 53
Home Depot  5,897 1,958
Humana  889 323
Huntington Bancshares  15,886 271
Ingersoll Rand  23,492 1,959
Insmed  (2) 1,472 145
Intel (2) 17,744 1,600
Intercontinental Exchange  7,763 1,184
InterDigital  (1) 2,127 648
International Business Machines  2,400 537

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
International Paper  18,757 766
Intuitive Surgical (2) 1,955 691
Ivanhoe Electric (2) 6,071 56
Johnson & Johnson  7,574 1,942
JPMorgan Chase  14,728 5,181
Keysight Technologies (2) 5,240 1,672
Kilroy Realty, REIT  1,245 48
Kinder Morgan  1,845 59
KLA  5,238 958
Knife River (2) 828 61
Kodiak Gas Services  1,192 70
Kymera Therapeutics (2) 2,107 218
Lam Research  9,041 2,649
Linde  4,617 2,209
Lineage, REIT  335 14
Louisiana-Pacific  1,058 77
Lowe's  1,851 385
Madison Air Solutions, Class A (2) 1,210 35
Marriott International, Class A  1,499 559
Marsh & McLennan  7,750 1,470
Martin Marietta Materials  1,177 618
Marvell Technology  3,041 570
Mastercard, Class A  3,582 2,053
McDonald's  6,541 1,770
Medline, Class A (2) 2,196 86
Meta Platforms, Class A  8,386 4,669
MetLife  4,463 429
Mettler-Toledo International (2) 233 330
Micron Technology  1,201 988
Microsoft  26,380 12,259
Mondelez International, Class A  25,361 1,580
Monolithic Power Systems  453 646
Moody's  1,308 626
Morgan Stanley  7,798 1,641
MP Materials (1)(2) 687 28
Mueller Industries  988 66
Netflix (2) 34,601 2,481
Newmont  4,047 379
NextEra Energy  6,782 589
Norfolk Southern  1,319 442
Northrop Grumman  634 344
NOV  12,628 245
Nucor  854 220

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
nVent Electric  460 71
NVIDIA  97,906 19,655
Old Dominion Freight Line  2,286 485
OpenAI Group, Class A, Acquisition Date: 10/3/25 - 6/12/26,
Cost $230 (2)(3)(4) 463 318
Oracle  4,534 589
O'Reilly Automotive (2) 7,830 700
Otis Worldwide  6,100 439
Ovintiv 1,860 116
Packaging Corp. of America  6,242 1,535
Palantir Technologies, Class A (2) 1,471 181
Parker-Hannifin  1,230 1,201
Pebblebrook Hotel Trust, REIT  5,577 106
Pentair  4,772 312
Permian Resources, Class A  4,502 96
Philip Morris International  7,137 1,362
Procter & Gamble  12,961 1,873
Progressive  2,321 491
Prologis, REIT  5,500 795
Public Storage, REIT  4,622 1,498
PulteGroup  1,708 216
Qnity Electronics  483 63
QUALCOMM  3,585 529
Quest Diagnostics  3,324 775
Range Resources  25,330 1,017
Rayonier, REIT (1) 3,305 72
Regency Centers, REIT  4,095 329
Regeneron Pharmaceuticals  532 406
Reliance  1,480 601
Republic Services  5,737 1,208
Revvity 5,104 574
Rexford Industrial Realty, REIT  8,298 313
Roper Technologies  704 276
Ross Stores  2,065 518
Royal Gold  59 12
Royalty Pharma, Class A  8,424 492
Saia (2) 1,225 426
Salesforce  5,554 1,022
ServiceNow (2) 4,294 478
Sherwin-Williams  372 127
Shoals Technologies Group, Class A (2) 8,872 78
Simon Property Group, REIT  2,284 524
SL Green Realty, REIT (1) 328 17

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SLB  38,441 1,906
Smartstop Self Storage REIT, REIT (1) 5,346 179
Solstice Advanced Materials  1,054 63
Sortera Technologies, Series C-2, Warrants, 6/27/28,
Acquisition Date: 9/22/25, Cost $— (2)(3)(4) 22 —
Southern  18,831 1,780
Space Exploration Technologies, Class A (1)(2) 2,756 299
Stanley Black & Decker  648 61
Steel Dynamics  738 185
STERIS  1,405 321
Stryker  572 186
Sun Communities, REIT  1,823 225
Synopsys (2) 470 183
T-Mobile U.S.  9,502 1,641
Talon Capital (2) 2,024 21
Targa Resources  693 187
TE Connectivity  1,768 364
TechnipFMC  16,097 1,153
Teledyne Technologies (2) 968 635
Tenet Healthcare (2) 4,320 1,101
Terreno Realty, REIT  3,674 263
Tesla (2) 5,420 1,687
Texas Instruments  2,950 813
Thermo Fisher Scientific  1,779 1,022
TJX  4,805 756
Tractor Supply  6,617 204
Tradeweb Markets, Class A  2,882 290
TransDigm Group  199 250
Travelers  476 178
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (2)(3)(4) 171 2
U.S. Antimony (1)(2) 6,065 31
U.S. Bancorp  8,992 567
U.S. Foods Holding (2) 2,928 295
Ulta Beauty (2) 648 332
UnitedHealth Group  8,258 3,422
Uranium Energy (2) 57,027 547
USA Rare Earth (2) 1,695 25
Valero Energy  1,099 344
Veeva Systems, Class A (2) 1,853 378
Ventas, REIT  5,259 492
Vertiv Holdings, Class A  2,291 553
Viavi Solutions (2) 6,764 250
VICI Properties, REIT  19,310 509

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Viper Energy, Class A  1,406 63
Visa, Class A  12,496 4,575
Vornado Realty Trust, REIT  3,148 124
Walt Disney  9,653 929
Warrior Met Coal  609 48
Weatherford International  1,247 109
Welltower, REIT  11,373 2,666
Western Alliance Bancorp  2,928 236
Westinghouse Air Brake Technologies  6,811 1,981
Williams  3,527 252
X-Energy (1)(2) 615 10
270,881
Convertible Bonds 0.0%
Element Power, Acquisition Date: 2/11/26, Cost $6, 8.00%,
12/19/27 (3)(4) 6,100 6
6
Convertible Preferred Stocks 0.3%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $97 (2)(3)(4) 2,450 4
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $42 (2)(3)(4) 691 1
Anduril Industries, Series H, Acquisition Date: 4/28/26 -
5/12/26, Cost $40 (2)(3)(4) 573 40
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $305 (2)(3)(4) 518 305
Cyclic Materials, Series C, Acquisition Date: 12/11/25 -
7/31/26, Cost $35 (2)(3)(4) 4,303 35
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (2)
(3)(4) 348 88
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (2)
(3)(4) 927 235
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (2)(3)
(4) 96 24
Databricks, Series J, Acquisition Date: 12/17/24, Cost $42 (2)
(3)(4) 459 116
Farmers Business Network, Series D, Acquisition Date:
11/3/17, Cost $1 (2)(3)(4) 43 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $25 (2)(3)(4) 1,051 25
Form Energy, Series G, Acquisition Date: 5/4/26, Cost $8 (2)
(3)(4) 824 8
Gusto, Series E, Acquisition Date: 7/13/21, Cost $34 (2)(3)(4) 1,103 24

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (2)(3)(4) 255 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (2)(3)(4) 1,084 72
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (2)(3)(4) 2,594 292
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (2)(3)(4) 2,843 320
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $36 (2)(3)(4) 2,780 29
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (2)(3)(4) 970 10
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $83 (2)(3)
(4) 120 83
Perplexity, Series E-1, Acquisition Date: 6/4/25, Cost $48 (2)
(3)(4) 980 68
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (2)(3)(4) 1,666 79
SambaNova Systems, Series F, Acquisition Date: 7/1/26,
Cost $68 (2)(3)(4) 533 68
Sortera Technologies, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (2)(3)(4) 764 12
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (2)(3)(4) 2,304 4
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (2)(3)(4) 3,239 6
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (2)(3)(4) 1,491 14
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $47 (2)(3)(4) 5,423 50
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $10 (2)(3)(4) 1,138 11
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (2)(3)(4) 802 36
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (2)
(3)(4) 1,669 327
2,394
Corporate Bonds 3.0%
AbbVie, 2.95%, 11/21/26  145,000 144
AbbVie, 4.50%, 5/14/35  30,000 28
AbbVie, 4.80%, 3/15/29  150,000 150
AES, 5.20%, 7/15/29  5,000 5
AES, 5.75%, 7/15/33  10,000 10
Agilent Technologies, 4.90%, 1/15/32 (5) 160,000 158

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
AHS Hospital, 5.024%, 7/1/45  20,000 18
Alcon Finance, 2.60%, 5/27/30 (5) 235,000 216
Ally Financial, 2.20%, 11/2/28  120,000 113
Amazon.com, 4.65%, 11/20/35  155,000 146
Amazon.com, 5.65%, 3/13/46  80,000 75
Ameren, 5.70%, 12/1/26  185,000 186
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  124,768 116
American Express, VR, 6.489%, 10/30/31 (6) 285,000 301
American Honda Finance, 4.55%, 7/9/27  135,000 135
American Tower, 1.45%, 9/15/26  355,000 354
Amphenol, 5.05%, 4/5/29  55,000 56
Appalachian Power, 4.45%, 6/1/45  240,000 192
Arthur J Gallagher, 4.85%, 12/15/29  20,000 20
AT&T, 2.75%, 6/1/31  215,000 194
Athene Global Funding, 4.86%, 8/27/26 (5) 175,000 175
AutoZone, 3.75%, 6/1/27  70,000 70
AutoZone, 4.95%, 7/15/31  30,000 30
Bank of America, VR, 2.482%, 9/21/36 (6) 225,000 194
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 107
Bank of America, VR, 5.468%, 1/23/35 (6) 300,000 301
Banner Health, 1.897%, 1/1/31  65,000 57
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 23
Boeing, 6.875%, 3/15/39  200,000 219
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 194
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 77
Broadcom, 4.60%, 7/15/30  115,000 113
Broadcom, 4.60%, 1/15/33  205,000 195
Cadence Design Systems, 4.30%, 9/10/29  60,000 59
Cameron LNG, 2.902%, 7/15/31 (5) 40,000 36
Cameron LNG, 3.701%, 1/15/39 (5) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 124
Carvana, (9.00% Cash), 9.00%, 6/1/30 (5)(9) 29,330 30
Carvana, (9.00% Cash), 9.00%, 6/1/31 (5)(9) 40,397 44
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 241
CBRE Services, 4.90%, 1/15/33  5,000 5
Centene, 3.375%, 2/15/30  65,000 60
Centra Health, 4.70%, 1/1/48  385,000 297
Charles Schwab, VR, 4.914%, 11/14/36 (6) 120,000 115
Charter Communications Operating, 6.10%, 6/1/29  80,000 81
Cheniere Energy Partners, 5.35%, 11/30/36 (5) 15,000 15
Chevron USA, 4.30%, 10/15/30  115,000 113
Chpe , 5.10%, 6/30/33 (5) 35,000 34

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup, 4.45%, 9/29/27  70,000 70
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 314
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 99
CMS Energy, 4.875%, 3/1/44  25,000 21
CNH Industrial Capital, 4.375%, 3/7/31  195,000 189
CNO Global Funding, 2.65%, 1/6/29 (5) 315,000 298
Columbia Pipelines Holding, 4.999%, 11/17/32 (5) 130,000 127
CommonSpirit Health, 2.782%, 10/1/30  50,000 46
Corebridge Financial, 4.40%, 4/5/52  375,000 284
Corebridge Global Funding, 4.65%, 8/20/27 (5) 60,000 60
Cox Communications, 5.45%, 9/1/34 (5) 105,000 97
CRH America Finance, 3.95%, 4/4/28 (5) 400,000 395
Crown Castle, 2.10%, 4/1/31  250,000 218
Crown Castle, 4.75%, 5/15/47  30,000 24
CVS Health, 5.00%, 9/15/32  25,000 25
CVS Health, 5.40%, 6/1/29  115,000 117
CVS Health, 6.00%, 6/1/63  80,000 74
Dell International, 4.75%, 7/15/31  60,000 59
Diamondback Energy, 5.15%, 1/30/30  35,000 35
Dominion Energy, 5.35%, 6/15/36  75,000 73
DTE Energy, 4.95%, 7/1/27  45,000 45
Elevance Health, 4.101%, 3/1/28  130,000 129
Elevance Health, 4.65%, 1/15/43  20,000 17
Enact Holdings, 6.25%, 5/28/29  21,000 22
Energy Transfer, 5.25%, 4/15/29  120,000 121
Energy Transfer, 5.60%, 9/1/34  175,000 176
Enterprise Products Operating, 4.30%, 6/20/28  100,000 100
Enterprise Products Operating, 4.60%, 1/15/31  105,000 104
EOG Resources, 4.40%, 7/15/28  55,000 55
EOG Resources, 4.40%, 1/15/31  55,000 54
Equitable America Global Funding, 4.95%, 6/25/29 (5) 150,000 149
Essex Portfolio, 2.65%, 3/15/32  135,000 118
Experian Finance, 2.75%, 3/8/30 (5) 200,000 185
Extra Space Storage, 4.00%, 6/15/29  145,000 141
Fidelity National Information Services, 4.80%, 3/10/31  75,000 74
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (6) 100,000 97
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 55,000 55
FirstEnergy Transmission, 5.00%, 1/15/35  60,000 58
Fiserv, 5.45%, 3/15/34  175,000 170
Ford Motor Credit, 7.122%, 11/7/33  200,000 211
Foundry JV Holdco, 6.15%, 1/25/32 (5) 200,000 206
GA Global Funding Trust, 5.50%, 7/17/31 (5) 155,000 154
GATX, 6.90%, 5/1/34  270,000 292

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
General Motors Financial, 2.40%, 4/10/28  305,000 293
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 12
Goldman Sachs Group, 3.85%, 1/26/27  115,000 115
Goldman Sachs Group, 5.15%, 5/22/45  15,000 13
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 178
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (5) 45,000 44
HCA, 4.125%, 6/15/29  235,000 231
HCA, 5.45%, 9/15/34  85,000 84
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (5) 95,000 94
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 29
Healthpeak OP, 2.125%, 12/1/28  80,000 75
Healthpeak OP, 2.875%, 1/15/31  45,000 41
Honeywell International, 1.10%, 3/1/27  275,000 270
Humana, 5.95%, 3/15/34  110,000 112
Huntington Bancshares, VR, 6.141%, 11/18/39 (6) 185,000 185
Hyundai Capital America, 1.65%, 9/17/26 (5) 180,000 179
Hyundai Capital America, 2.00%, 6/15/28 (5) 235,000 223
Hyundai Capital America, 4.75%, 6/18/29 (5) 55,000 55
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 111
Intercontinental Exchange, 5.25%, 6/15/31  75,000 76
Invitation Homes Operating Partnership, 2.30%, 11/15/28  210,000 198
IQVIA, 6.25%, 2/1/29  50,000 51
Jackson National Life Global Funding, 4.90%, 1/13/27 (5) 170,000 170
John Deere Capital, 4.40%, 9/8/31  260,000 255
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 138
JPMorgan Chase, VR, 5.576%, 7/23/36 (6) 70,000 69
Kentucky Utilities, 4.375%, 10/1/45  65,000 53
Kilroy Realty, 4.25%, 8/15/29  25,000 24
L3Harris Technologies, 4.854%, 4/27/35  50,000 48
Liberty Mutual Group, 4.85%, 8/1/44 (5) 20,000 17
Lowe's, 4.45%, 4/1/62  80,000 59
LPL Holdings, 6.75%, 11/17/28  185,000 192
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250,000 250
Marriott International, Series AA, 4.65%, 12/1/28  285,000 285
Mars, 4.75%, 4/20/33 (5) 125,000 122
MassMutual Global Funding II, 5.10%, 4/9/27 (5) 220,000 221
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 91
Met Tower Global Funding, 1.25%, 9/14/26 (5) 245,000 244
Meta Platforms, 5.50%, 11/15/45  120,000 104
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (5) 110,000 109
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 366

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Motorola Solutions, 5.00%, 4/15/29  50,000 50
MPLX, 4.80%, 2/15/31  85,000 84
Netflix, 5.25%, 8/15/36  75,000 74
New York Life Global Funding, 4.05%, 2/2/29 (5) 195,000 192
New York State Electric & Gas, 5.30%, 8/15/34 (5) 65,000 64
NextEra Energy Capital Holdings, 4.685%, 9/1/27  30,000 30
Niagara Mohawk Power, 4.647%, 10/3/30 (5) 50,000 49
Niagara Mohawk Power, 5.112%, 1/12/36 (5) 155,000 149
NiSource, 3.49%, 5/15/27  215,000 214
NiSource, 3.95%, 3/30/48  105,000 77
Northern Trust, 4.15%, 11/19/30  75,000 73
Northwestern Mutual Global Funding, 4.74%, 6/30/31 (5) 110,000 109
Nucor, 2.70%, 6/1/30  70,000 65
Nucor, 3.95%, 5/1/28  121,000 120
Occidental Petroleum, 5.375%, 1/1/32  105,000 106
Oracle, 5.20%, 9/26/35  155,000 139
Oracle, 5.375%, 7/15/40  125,000 104
O'Reilly Automotive, 3.60%, 9/1/27  145,000 144
O'Reilly Automotive, 5.75%, 11/20/26  35,000 35
Owens Corning, 5.70%, 6/15/34  50,000 51
PACCAR Financial, Series R, 3.90%, 2/5/29  195,000 192
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 267
Pacific Life Global Funding II, 4.375%, 2/3/31 (5) 175,000 171
Pfizer, 4.50%, 11/15/32  125,000 122
PNC Financial Services Group, VR, 4.831%, 7/19/30 (6) 35,000 35
PNC Financial Services Group, VR, 5.373%, 7/21/36 (6) 40,000 39
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Pricoa Global Funding I, 4.35%, 11/25/30 (5) 175,000 171
Principal Financial Group, 2.125%, 6/15/30  160,000 144
Principal Financial Group, 4.111%, 2/15/28 (5) 100,000 99
Public Service Enterprise Group, 4.80%, 6/15/31  190,000 188
Public Storage Operating, 1.95%, 11/9/28  150,000 141
Realty Income, 2.20%, 6/15/28  70,000 67
Regency Centers, 4.125%, 3/15/28  35,000 35
Revvity , 1.90%, 9/15/28  230,000 217
RGA Global Funding, 4.35%, 8/25/28 (5) 80,000 79
RGA Global Funding, 4.60%, 11/25/30 (5) 110,000 107
RGA Global Funding, 5.448%, 5/24/29 (5) 100,000 101
Roper Technologies, 3.80%, 12/15/26  50,000 50
RTX, 6.40%, 3/15/54  175,000 183
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 50
Sammons Financial Group, 5.95%, 6/15/36 (5) 55,000 54
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 134

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Santander Holdings USA, VR, 5.04%, 6/5/30 (6) 45,000 45
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 114
Sempra, 5.25%, 3/15/36  30,000 29
ServiceNow, 1.40%, 9/1/30  235,000 205
Sherwin-Williams, 4.80%, 9/1/31  175,000 173
Simon Property Group, 2.65%, 2/1/32  340,000 301
Solventum , 5.40%, 3/1/29  43,000 44
Southern, 5.70%, 3/15/34  90,000 92
Southern Gas Capital, 4.95%, 9/15/34  100,000 97
Space Exploration Technologies, 5.35%, 7/15/31 (5) 30,000 29
Space Exploration Technologies, 5.65%, 7/15/33 (5) 55,000 53
T-Mobile USA, 5.00%, 2/15/36  160,000 152
Targa Resources, 5.50%, 2/15/35  45,000 45
Targa Resources Partners, 5.00%, 1/15/28  75,000 75
Texas Instruments, 1.125%, 9/15/26  80,000 80
Time Warner Cable, 6.55%, 5/1/37  13,000 12
Time Warner Cable, 6.75%, 6/15/39  13,000 12
TJX, 1.60%, 5/15/31  55,000 47
Toyota Motor Credit, Series B, 4.20%, 1/10/31  155,000 151
Truist Financial, Series I, VR, 4.957%, 7/23/30 (6) 45,000 45
U.S. Bancorp, VR, 4.857%, 7/27/30 (6) 195,000 195
U.S. Steel, 5.20%, 8/1/31 (5) 200,000 198
Uber Technologies, 4.30%, 1/15/30  145,000 142
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,093 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  214,211 203
UnitedHealth Group, 4.70%, 4/15/29  200,000 200
UnitedHealth Group, 5.75%, 7/15/64  80,000 74
VeriSign, 5.10%, 7/15/31  115,000 115
Verizon Communications, 1.68%, 10/30/30  28,000 24
Verizon Communications, 4.75%, 1/15/33  95,000 92
Vistra Operations, 5.25%, 4/30/33 (5) 90,000 88
Vistra Operations, 5.70%, 12/30/34 (5) 185,000 183
Waste Connections, 2.20%, 1/15/32  155,000 135
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 410
Williams, 4.625%, 6/30/30  60,000 59
Williams, 5.15%, 3/15/34  35,000 34
Willis North America, 4.50%, 9/15/28  160,000 159
WP Carey, 3.85%, 7/15/29  115,000 112
Zoetis, 4.15%, 8/17/28  190,000 188
25,526

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Equity Funds 6.7%
iShares Core U.S. REIT ETF  5,228 355
State Street SPDR S&P Metals & Mining ETF (1) 1,351 136
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund - I Class (7) 1,894,540 56,836
T. Rowe Price Natural Resources ETF (1)(7) 6,400 209
57,536
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 235
California, Build America, GO, 7.625%, 3/1/40  35,000 40
California State Univ., Series B, 2.795%, 11/1/41  250,000 183
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 308
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 177
JobsOhio Beverage System, Series B, 3.985%, 1/1/29  10,000 10
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  15,000 16
Maryland Economic Dev., Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  175,000 147
Maryland HHEFA, Univ. of Maryland Medical System, Series
B, 4.665%, 7/1/36  20,000 19
Metropolitan Government Nashville & Davidson County
Health & Ed. Facs , Vanderbilt Univ. Medical Center, Series B,
3.235%, 7/1/52  200,000 123
Miami-Dade County Transit System, Series B, Build America,
5.624%, 7/1/40  160,000 160
Municipal Electric Auth. of Georgia, Build America, Vogtle
Units, 6.655%, 4/1/57  119,000 124
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  15,000 15
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 23
1,580
Non-U.S. Government Mortgage-Backed Securities 0.4%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (5) 42,179 37
BANK, Series 2026-BNK52, Class A5, 5.586%, 5/15/69  50,000 51
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  45,000 46
BANK5, Series 2026-5YR21, Class A3, 5.525%, 4/15/59  35,000 35
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (5) 51,023 46

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $82, 6.383%,
9/25/29 (3)(4) 81,940 82
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM,
1M TSFR + 2.274%, 5.95%, 11/15/34 (5) 50,000 1
Benchmark Mortgage Trust, Series 2023-B39, Class A5,
5.754%, 7/15/56  105,000 108
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  70,000 72
Benchmark Mortgage Trust, Series 2025-B41, Class A5,
5.407%, 7/15/68  100,000 100
Benchmark Mortgage Trust, Series 2025-V16, Class A3,
ARM, 5.439%, 8/15/58  180,000 182
Benchmark Mortgage Trust, Series 2025-V19, Class A3,
5.249%, 1/15/58  100,000 100
Benchmark Mortgage Trust, Series 2026-B42, Class A5,
5.10%, 3/15/59  30,000 29
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class
A, ARM, 4.674%, 10/10/42 (5) 100,000 98
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A,
ARM, 1M TSFR + 1.40%, 5.076%, 2/15/43 (5) 100,000 100
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR +
1.70%, 5.376%, 12/15/44 (5) 100,000 100
CENT, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (5) 100,000 99
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (5) 40,562 35
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (5) 81,122 81
DBC Mortgage Trust, Series 2025-DBC, Class A, ARM, 1M
TSFR + 1.35%, 5.027%, 11/15/42 (5) 100,000 100
Deephaven Residential Mortgage Trust, Series 2026-INV1,
Class A1, CMO, ARM, 4.797%, 12/25/70 (5) 94,072 93
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%,
11/25/70 (5) 83,274 83
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (5) 4,521 4
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (5) 17,150 16
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (5) 3,595 3
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (5) 84,752 85
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (5) 100,000 88
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4,
CMO, ARM, 5.148%, 10/25/49 (5) 53,042 53

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15,
CMO, ARM, 3.50%, 5/25/50 (5) 22,430 20
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3,
CMO, ARM, 3.50%, 5/25/50 (5) 26,562 24
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3,
CMO, ARM, 3.50%, 8/25/50 (5) 11,645 10
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1,
CMO, ARM, 5.195%, 10/25/65 (5) 23,125 23
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (5) 136,814 137
MAD Commercial Mortgage Trust, Series 2025-11MD, Class
A, ARM, 4.754%, 10/15/42 (5) 100,000 98
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2025-C35, Class A5, 5.633%, 8/15/58  65,000 66
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (5) 89,795 89
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (5) 76,490 76
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  50,000 52
New Residential Mortgage Loan Trust, Series 2022-INV1,
Class A4, CMO, ARM, 3.00%, 3/25/52 (5) 112,758 94
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (5) 105,405 105
NYC Commercial Mortgage Trust, Series 2025-28L, Class A,
ARM, 4.668%, 11/5/38 (5) 100,000 99
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 4.939%, 10/25/59 (5) 1,054 1
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM,
5.143%, 7/27/65 (5) 70,177 70
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (5) 92,110 91
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.16%, 12/25/49 (5) 167,345 142
SCG Mortgage Trust, Series 2026-PALM, Class A, ARM, 1M
TSFR + 1.27%, 4.90%, 7/15/43 (5) 100,000 100
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (5) 4,217 4
Starwood Mortgage Residential Trust, Series 2020-INV1,
Class A1, CMO, ARM, 1.027%, 11/25/55 (5) 5,835 6
Structured Agency Credit Risk Debt Notes, Series 2025-
DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%, 4.716%,
9/25/45 (5) 26,065 26
Structured Agency Credit Risk Debt Notes, Series 2025-
HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%, 4.566%,
2/25/45 (5) 13,125 13

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.922%, 12/25/64 (5) 180,775 180
Towd Point Mortgage Trust, Series 2025-CES4, Class A1A,
STEP, 5.091%, 10/25/65 (5) 82,005 81
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.131%, 1/25/66 (5) 91,686 90
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (5) 19,686 18
Verus Securitization Trust, Series 2025-7, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 4.816%, 8/25/70 (5) 81,073 81
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  45,000 42
3,765
Preferred Stocks 0.0%
Sortera Technologies, Series PF2-1, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-10, Acquisition Date:
9/22/25 - 10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-11, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-12, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-13, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-14, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-15, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-16, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-17, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-18, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-19, Acquisition Date:
10/8/25, Cost $4 (2)(3)(4) 7 4
Sortera Technologies, Series PF2-2, Acquisition Date:
9/22/25, Cost $5 (2)(3)(4) 9 5
Sortera Technologies, Series PF2-3, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-4, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-5, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sortera Technologies, Series PF2-6, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-7, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-8, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-9, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
111
Private Investment Companies 7.9%
Blackstone Partners Offshore Fund, Series E1 (2)(3) 21,610 67,891
67,891
U.S. Government & Agency Mortgage-Backed
Securities 0.2%
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  2,372 2
4.40%, 10/25/30  405,000 400
Federal Home Loan Mortgage Multifamily Structured PTC,
ARM
2.347%, 11/25/31  860,000 764
3.71%, 9/25/32  370,000 349
4.43%, 2/25/33  285,000 279
1,794
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.7%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,580,000 964
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 533
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 640
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,377
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 197
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,281
U.S. Treasury Bonds, 2.50%, 2/15/45  40,000 27
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 47
U.S. Treasury Bonds, 2.75%, 8/15/47 (10) 4,285,000 2,891
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 156
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 520
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 105
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 539
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 228
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 177

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 3.50%, 2/15/39  400,000 350
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 250
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 61
U.S. Treasury Bonds, 3.625%, 5/15/53  825,000 627
U.S. Treasury Bonds, 3.875%, 8/15/40  2,025,000 1,791
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 515
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 89
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 122
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 306
U.S. Treasury Bonds, 4.25%, 8/15/54  245,000 208
U.S. Treasury Bonds, 4.50%, 11/15/54  270,000 239
U.S. Treasury Bonds, 4.625%, 11/15/45  425,000 392
U.S. Treasury Bonds, 4.625%, 2/15/46  185,000 170
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 136
U.S. Treasury Bonds, 4.625%, 2/15/55  190,000 172
U.S. Treasury Bonds, 4.625%, 11/15/55 (10) 200,000 181
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 350
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 590
U.S. Treasury Bonds, 4.75%, 5/15/55  720,000 665
U.S. Treasury Bonds, 4.75%, 8/15/55 (10) 355,000 328
U.S. Treasury Bonds, 4.75%, 2/15/56  725,000 670
U.S. Treasury Bonds, 5.00%, 5/15/45  65,000 63
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  53,805 27
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  168,152 89
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  312,951 219
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  633,284 465
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  170,777 116
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  556,565 372
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  335,060 235
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  153,566 104
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  166,473 111
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  139,767 109
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  557,499 400
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  244,848 227
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  445,734 369
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/55  350,470 306
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/56  72,384 63
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32  481,445 512
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28  683,757 697
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29  407,300 424
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  1,179,917 1,154
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  742,448 694
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,026,058 953

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  1,737,950 1,594
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  1,006,540 916
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  772,977 734
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  217,378 211
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  1,181,563 1,084
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  154,333 150
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  374,539 363
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30  1,248,416 1,203
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  880,520 863
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/31  1,367,360 1,313
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  783,442 742
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  1,517,696 1,498
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  1,626,514 1,595
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  1,980,603 1,910
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34  881,108 856
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35  850,599 818
U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/36 (10) 912,745 870
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  2,738,662 2,730
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35  557,498 548
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,020,975 3,038
U.S. Treasury Inflation-Indexed Notes, 2.375%, 7/15/36  391,346 389
U.S. Treasury Notes, 0.625%, 8/15/30  825,000 711
U.S. Treasury Notes, 1.625%, 8/15/29 (10) 1,450,000 1,340
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 319
U.S. Treasury Notes, 3.625%, 9/30/30  45,000 44
U.S. Treasury Notes, 3.875%, 3/31/31  125,000 122
U.S. Treasury Notes, 3.875%, 8/15/34  750,000 712
U.S. Treasury Notes, 4.00%, 2/28/30  150,000 148
U.S. Treasury Notes, 4.00%, 3/31/30  245,000 242
U.S. Treasury Notes, 4.00%, 11/15/35  165,000 156
U.S. Treasury Notes, 4.125%, 11/30/29  355,000 352
U.S. Treasury Notes, 4.125%, 3/31/32  370,000 364
U.S. Treasury Notes, 4.25%, 2/28/29  490,000 489
U.S. Treasury Notes, 4.25%, 11/15/34  1,005,000 978
U.S. Treasury Notes, 4.25%, 5/15/35  835,000 810
U.S. Treasury Notes, 4.375%, 12/31/29  350,000 350
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 148
U.S. Treasury Notes, 4.50%, 5/31/29  650,000 653
U.S. Treasury Notes, 4.625%, 2/15/35  440,000 439
57,405
Total United States (Cost $485,119) 635,561

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UZBEKISTAN 0.0%
Common Stocks 0.0%
National Investment Fund of the Republic of Uzbekistan, GDR
(USD) (2) 2,028 66
Total Uzbekistan (Cost $51) 66
VIETNAM 0.2%
Common Stocks 0.2%
Asia Commercial Bank  386,828 322
Bank for Foreign Trade of Vietnam  25,118 56
Binh Minh Plastics  14,200 83
FPT Digital Retail (2) 31,377 148
Gemadept 27,800 81
Ho Chi Minh City Development Joint Stock Commercial
Bank (2) 19,406 18
Hoa Phat Group  572,450 472
Khang Dien House Trading & Investment (2) 107,783 71
Military Commercial Joint Stock Bank  240,842 206
Mobile World Investment  86,500 229
Nam Long Investment  71,009 60
Phu Nhuan Jewelry  132,680 156
Techcom Securities  23,480 37
Vietnam Prosperity Bank  47,700 45
Total Vietnam (Cost $1,782) 1,984
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 3.72% (7)(11) 20,940,064 20,940
Total Short-Term Investments (Cost $20,940) 20,940
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.70% (7)(11) 2,817,746 2,818
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,818

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.70% (7)(11) 1,350,579 1,350
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,350
Total Securities Lending Collateral (Cost $4,168) 4,168
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Call, 9/18/26 @
$7,675.00 (2) 16 11,984 113
Total Options Purchased (Cost $75) 113
Total Investments in Securities  100.1%
(Cost $639,507) $ 859,922
Other Assets Less Liabilities (0.1)% (945)
Net Assets 100.0% $ 858,977
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”).
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,825 and represents 0.4% of net assets.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,510 and represents 2.0% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) At July 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M PLN WIBOR One month PLN WIBOR (Warsaw interbank offered rate)
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CVA Dutch Certificate ( Certificaten Van Aandelen )
DKK Danish Krone
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipts
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SARON Swiss Average Rate Overnight
SDR Swedish Depository Receipts
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TONA Tokyo overnight average rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
9/18/26 @ $6,675.00 39 29,210 (85)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Call, 8/21/26 @ $80.00 1,223 9,720 (4)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Put, 8/21/26 @ $80.00 815 6,478 (78)
Total Options Written (Premiums $(212)) $ (167)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
Australia (0.0)%
Goldman Sachs, Pay Underlying
Reference: Brambles Monthly, Receive
Variable 3.910% (1M ADBB + (0.40)%)
Monthly, 1/18/28 279 (8) — (8)
JPMorgan Chase, Receive Underlying
Reference: Suncorp Group Monthly, Pay
Variable 4.710% (1M ADBB + 0.40%)
Monthly, 1/18/28 348 4 — 4
Morgan Stanley, Pay Underlying
Reference: Medibank Monthly, Receive
Variable 3.910% (1M ADBB + (0.40)%)
Monthly, 1/18/28 155 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Wesfarmers Monthly,
Receive Variable 3.910% (1M ADBB +
(0.40)%) Monthly, 1/18/28 164 2 — 2
Morgan Stanley, Pay Underlying
Reference: Woolworths Group Monthly,
Receive Variable 3.910% (1M ADBB +
(0.40)%) Monthly, 1/18/28 158 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Cochlear Monthly, Pay
Variable 4.860% (1M ADBB + 0.55%)
Monthly, 1/18/28 301 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: South32 Monthly, Pay
Variable 4.900% (1M ADBB + 0.55%)
Monthly, 1/18/28 566 6 — 6
UBS Investment Bank, Pay Underlying
Reference: Fortescue Monthly, Receive
Variable 3.855% (1M ADBB + (0.45)%)
Monthly, 1/18/28 157 — — —
UBS Investment Bank, Pay Underlying
Reference: National Australia Bank
Monthly, Receive Variable 3.855% (1M
ADBB + (0.45)%) Monthly, 1/18/28 128 (4) — (4)
UBS Investment Bank, Pay Underlying
Reference: Westpac Banking Monthly,
Receive Variable 3.855% (1M ADBB +
(0.45)%) Monthly, 1/18/28 228 (7) — (7)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: ANZ Group
Holdings Monthly, Pay Variable 4.705%
(1M ADBB + 0.40%) Monthly, 1/18/28 198 5 — 5
UBS Investment Bank, Receive
Underlying Reference: Evolution Mining
Monthly, Pay Variable 4.713% (1M
ADBB + 0.40%) Monthly, 1/18/28 155 (2) — (2)
UBS Investment Bank, Receive
Underlying Reference: Mirvac Monthly,
Pay Variable 4.705% (1M ADBB +
0.40%) Monthly, 1/18/28 125 5 — 5
Total Australia — (9)
Belgium (0.0)%
Citibank, Pay Underlying Reference:
Lotus Bakeries Monthly, Receive
Variable 1.886% (EUR ESTR + (0.30)%)
Monthly, 1/18/28 101 1 — 1
Goldman Sachs, Receive Underlying
Reference: UCB Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 124 (8) — (8)
Total Belgium — (7)
Bermuda (0.0)%
Goldman Sachs, Receive Underlying
Reference: Axis Capital Holdings
Monthly, Pay Variable 3.927% (SOFR +
0.30%) Monthly, 1/18/28 118 (6) — (6)
Total Bermuda — (6)
Canada 0.0%
Citibank, Pay Underlying Reference:
Agnico Eagle Mines Monthly, Receive
Variable 1.912% (CORRA + (0.40)%)
Monthly, 1/18/28 151 1 — 1
Citibank, Pay Underlying Reference:
FirstService Monthly, Receive Variable
1.890% (CORRA + (0.40)%) Monthly,
1/18/28 400 5 — 5
Citibank, Pay Underlying Reference:
Manulife Financial Monthly, Receive
Variable 1.890% (CORRA + (0.40)%)
Monthly, 1/18/28 550 (26) — (26)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Franco-Nevada Monthly, Pay Variable
2.740% (CORRA + 0.45%) Monthly,
1/18/28 181 4 — 4
Citibank, Receive Underlying Reference:
Royal Bank of Canada Monthly, Pay
Variable 2.740% (CORRA + 0.45%)
Monthly, 1/18/28 414 3 — 3
Citibank, Receive Underlying Reference:
TMX Group Monthly, Pay Variable
2.740% (CORRA + 0.45%) Monthly,
1/18/28 304 12 — 12
Citibank, Receive Underlying Reference:
Tourmaline Oil Monthly, Pay Variable
2.740% (CORRA + 0.45%) Monthly,
1/18/28 141 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 1.988% (CORRA +
(0.30)%) Monthly, 1/18/28 200 2 — 2
Goldman Sachs, Receive Underlying
Reference: Brookfield Asset
Management, Class A Monthly, Pay
Variable 2.588% (CORRA + 0.30%)
Monthly, 1/18/28 153 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Element Fleet Management
Monthly, Pay Variable 2.588% (CORRA
+ 0.30%) Monthly, 1/18/28 155 6 — 6
JPMorgan Chase, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 1.788% (CORRA +
(0.50)%) Monthly, 1/18/28 445 (5) — (5)
JPMorgan Chase, Receive Underlying
Reference: Canadian Natural Resources
Monthly, Pay Variable 2.688% (CORRA
+ 0.40%) Monthly, 1/18/28 397 31 — 31
JPMorgan Chase, Receive Underlying
Reference: Thomson Reuters Monthly,
Pay Variable 2.689% (CORRA + 0.40%)
Monthly, 1/18/28 149 4 — 4
Morgan Stanley, Pay Underlying
Reference: Bank of Nova Monthly,
Receive Variable 1.888% (CORRA +
(0.40)%) Monthly, 1/18/28 175 4 — 4

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 1.888%
(CORRA + (0.40)%) Monthly, 1/18/28 362 11 — 11
Total Canada — 49
Denmark (0.0)%
JPMorgan Chase, Receive Underlying
Reference: Novonesis Novozymes,
Class B Monthly, Pay Variable 2.600%
(1M DKK CIBOR + 0.40%) Monthly,
1/18/28 787 (1) — (1)
Total Denmark — (1)
Finland 0.0%
Goldman Sachs, Pay Underlying
Reference: Elisa Monthly, Receive
Variable 1.916% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 311 — — —
Goldman Sachs, Receive Underlying
Reference: Fortum Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 174 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 2.586% (EUR ESTR +
0.40%) Monthly, 1/18/28 89 1 — 1
Goldman Sachs, Receive Underlying
Reference: Stora Enso, Class R Monthly,
Pay Variable 2.586% (EUR ESTR +
0.40%) Monthly, 1/18/28 185 12 — 12
Morgan Stanley, Pay Underlying
Reference: Metso Monthly, Receive
Variable 1.835% (EUR ESTR + (0.35)%)
Monthly, 1/18/28 99 3 — 3
Morgan Stanley, Pay Underlying
Reference: Wartsila Monthly, Receive
Variable 1.835% (EUR ESTR + (0.35)%)
Monthly, 1/18/28 93 4 — 4
Total Finland — 19
France (0.0)%
Citibank, Pay Underlying Reference:
EssilorLuxottica Monthly, Receive
Variable 1.886% (EUR ESTR + (0.30)%)
Monthly, 1/18/28 81 3 — 3

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Thales Monthly, Pay Variable 2.586%
(EUR ESTR + 0.40%) Monthly, 1/18/28 78 5 — 5
Goldman Sachs, Pay Underlying
Reference: Sanofi Monthly, Receive
Variable 1.916% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 185 5 — 5
Goldman Sachs, Receive Underlying
Reference: Accor Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 147 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: LVMH Moet Hennessy Louis
Vuitton Monthly, Pay Variable 2.586%
(EUR ESTR + 0.40%) Monthly, 1/18/28 96 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Orange Monthly, Pay
Variable 2.586% (EUR ESTR + 0.40%)
Monthly, 1/18/28 138 3 — 3
Goldman Sachs, Receive Underlying
Reference: Safran Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 131 3 — 3
Goldman Sachs, Receive Underlying
Reference: Vinci Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 160 4 — 4
Morgan Stanley, Pay Underlying
Reference: AXA Monthly, Receive
Variable 1.836% (EUR ESTR + (0.35)%)
Monthly, 1/18/28 405 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Dassault Systemes Monthly,
Receive Variable 1.836% (EUR ESTR +
(0.35)%) Monthly, 1/18/28 83 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Dassault Systemes Monthly,
Receive Variable 1.836% (EUR ESTR +
(0.35)%) Monthly, 1/18/28 92 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Legrand Monthly, Receive
Variable 1.835% (EUR ESTR + (0.35)%)
Monthly, 1/18/28 113 2 — 2

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Schneider Electric Monthly,
Pay Variable 2.535% (EUR ESTR +
0.35%) Monthly, 1/18/28 213 18 — 18
Total France — (2)
Germany (0.0)%
Citibank, Receive Underlying Reference:
Heidelberg Materials Monthly, Pay
Variable 2.586% (EUR ESTR + 0.40%)
Monthly, 1/18/28 85 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Dr Ing hc F Porsche Monthly,
Receive Variable (3.814)% (EUR ESTR
+ (6.00)%) Monthly, 1/18/28 95 5 — 5
Goldman Sachs, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 1.916% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 88 1 — 1
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 106 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Allianz Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 166 7 — 7
Goldman Sachs, Receive Underlying
Reference: BASF Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 91 5 — 5
Goldman Sachs, Receive Underlying
Reference: Hensoldt Monthly, Pay
Variable 2.586% (EUR ESTR + 0.40%)
Monthly, 1/18/28 87 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Scout24 Monthly, Pay
Variable 2.536% (EUR ESTR + 0.35%)
Monthly, 1/18/28 187 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Hannover Rueck Monthly,
Pay Variable 2.536% (EUR ESTR +
0.35%) Monthly, 1/18/28 273 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Innio Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 76 (15) — (15)
Total Germany — (9)
Hong Kong 0.0%
Goldman Sachs, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 3.150% (1M HKD HIBOR +
0.40%) Monthly, 1/18/28 853 4 — 4
Total Hong Kong — 4
Ireland 0.0%
Citibank, Pay Underlying Reference:
Pentair Monthly, Receive Variable
3.314% (SOFR + (0.30)%) Monthly,
1/18/28 137 15 — 15
Citibank, Pay Underlying Reference:
Pentair Monthly, Receive Variable
3.335% (SOFR + (0.30)%) Monthly,
1/18/28 52 (2) — (2)
Citibank, Receive Underlying Reference:
Aon, Class A Monthly, Pay Variable
4.034% (SOFR + 0.42%) Monthly,
1/18/28 110 1 — 1
Citibank, Receive Underlying Reference:
Linde Monthly, Pay Variable 4.034%
(SOFR + 0.42%) Monthly, 1/18/28 302 (29) — (29)
Goldman Sachs, Receive Underlying
Reference: Johnson Controls
International Monthly, Pay Variable
3.950% (SOFR + 0.30%) Monthly,
1/18/28 146 — — —
Goldman Sachs, Receive Underlying
Reference: Kingspan Group Monthly,
Pay Variable 2.586% (EUR ESTR +
0.40%) Monthly, 1/18/28 179 6 — 6
Goldman Sachs, Receive Underlying
Reference: Willis Towers Watson
Monthly, Pay Variable 3.927% (SOFR +
0.30%) Monthly, 1/18/28 99 17 — 17

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Eaton Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 109 — — —
Total Ireland — 8
Italy (0.0)%
Goldman Sachs, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable 1.916% (EUR ESTR +
(0.27)%) Monthly, 1/18/28 544 (19) — (19)
Goldman Sachs, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 2.586% (EUR ESTR + 0.40%)
Monthly, 1/18/28 208 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Enel Monthly, Pay Variable
2.536% (EUR ESTR + 0.35%) Monthly,
1/18/28 53 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Banca Mediolanum Monthly,
Receive Variable 1.836% (EUR ESTR +
(0.35)%) Monthly, 1/18/28 98 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Enel Monthly, Pay Variable
2.536% (EUR ESTR + 0.35%) Monthly,
1/18/28 290 (13) — (13)
UBS Investment Bank, Receive
Underlying Reference: Generali Monthly,
Pay Variable 2.536% (EUR ESTR +
0.35%) Monthly, 1/18/28 116 6 — 6
Total Italy — (30)
Japan 0.1%
Goldman Sachs, Pay Underlying
Reference: Pan Pacific International
Holdings Monthly, Receive Variable
1.178% (JPY TONA + 0.20%) Monthly,
1/18/28 55,888 (18) — (18)
Goldman Sachs, Pay Underlying
Reference: Shin-Etsu Chemical Monthly,
Receive Variable 1.178% (JPY TONA +
0.20%) Monthly, 1/18/28 69,979 108 — 108

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Komatsu Monthly, Pay
Variable 1.348% (JPY TONA + 0.37%)
Monthly, 1/18/28 15,408 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Recruit Holdings Monthly,
Pay Variable 1.328% (JPY TONA +
0.35%) Monthly, 1/18/28 15,096 — — —
Morgan Stanley, Pay Underlying
Reference: FUJIFILM Holdings Monthly,
Receive Variable 0.558% (JPY TONA +
(0.42)%) Monthly, 1/18/28 16,295 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Japan Post Bank Monthly,
Receive Variable 0.558% (JPY TONA +
(0.42)%) Monthly, 1/18/28 36,850 17 — 17
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable 0.558% (JPY TONA + (0.42)%)
Monthly, 1/18/28 16,626 9 — 9
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable 0.558% (JPY TONA + (0.42)%)
Monthly, 1/18/28 16,506 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: NTT Monthly, Receive
Variable 0.558% (JPY TONA + (0.42)%)
Monthly, 1/18/28 16,980 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable 0.558% (JPY TONA + (0.42)%)
Monthly, 1/18/28 16,478 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Sompo Holdings Monthly,
Receive Variable 0.558% (JPY TONA +
(0.42)%) Monthly, 1/18/28 51,769 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Suntory Beverage & Food
Monthly, Receive Variable 0.558% (JPY
TONA + (0.42)%) Monthly, 1/18/28 14,912 — — —
Morgan Stanley, Receive Underlying
Reference: Advantest Monthly, Pay
Variable 1.508% (JPY TONA + 0.53%)
Monthly, 1/18/28 22,057 4 — 4

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 1.508% (JPY
TONA + 0.53%) Monthly, 1/18/28 13,543 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: East Japan Railway Monthly,
Pay Variable 1.508% (JPY TONA +
0.53%) Monthly, 1/18/28 17,542 3 — 3
Morgan Stanley, Receive Underlying
Reference: Food & Life Monthly, Pay
Variable 1.508% (JPY TONA + 0.53%)
Monthly, 1/18/28 17,697 8 — 8
Morgan Stanley, Receive Underlying
Reference: JFE Holdings Monthly, Pay
Variable 1.508% (JPY TONA + 0.53%)
Monthly, 1/18/28 17,965 9 — 9
Morgan Stanley, Receive Underlying
Reference: KDDI Monthly, Pay Variable
1.508% (JPY TONA + 0.53%) Monthly,
1/18/28 17,400 3 — 3
Morgan Stanley, Receive Underlying
Reference: Keyence Monthly, Pay
Variable 1.508% (JPY TONA + 0.53%)
Monthly, 1/18/28 30,648 11 — 11
Morgan Stanley, Receive Underlying
Reference: Mitsui Fudosan Monthly, Pay
Variable 1.508% (JPY TONA + 0.53%)
Monthly, 1/18/28 21,134 — — —
Morgan Stanley, Receive Underlying
Reference: Murata Manufacturing
Monthly, Pay Variable 1.508% (JPY
TONA + 0.53%) Monthly, 1/18/28 28,210 (33) — (33)
Morgan Stanley, Receive Underlying
Reference: Nippon Steel Monthly, Pay
Variable 1.508% (JPY TONA + 0.53%)
Monthly, 1/18/28 16,080 13 — 13
Morgan Stanley, Receive Underlying
Reference: ORIX Monthly, Pay Variable
1.508% (JPY TONA + 0.53%) Monthly,
1/18/28 30,328 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Ryohin Keikaku Monthly, Pay
Variable 1.508% (JPY TONA + 0.53%)
Monthly, 1/18/28 19,164 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Sumitomo Electric Industries
Monthly, Pay Variable 1.508% (JPY
TONA + 0.53%) Monthly, 1/18/28 17,218 (15) — (15)
Morgan Stanley, Receive Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Pay Variable 1.508%
(JPY TONA + 0.53%) Monthly, 1/18/28 90,437 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: Taiheiyo Cement Monthly,
Pay Variable 1.508% (JPY TONA +
0.53%) Monthly, 1/18/28 15,936 2 — 2
Morgan Stanley, Receive Underlying
Reference: Takeda Pharmaceutical
Monthly, Pay Variable 1.508% (JPY
TONA + 0.53%) Monthly, 1/18/28 29,084 8 — 8
Morgan Stanley, Receive Underlying
Reference: Terumo Monthly, Pay
Variable 1.508% (JPY TONA + 0.53%)
Monthly, 1/18/28 37,269 15 — 15
Morgan Stanley, Receive Underlying
Reference: Tokio Marine Holdings
Monthly, Pay Variable 1.508% (JPY
TONA + 0.53%) Monthly, 1/18/28 31,088 8 — 8
Morgan Stanley, Receive Underlying
Reference: Zensho Holdings Monthly,
Pay Variable 1.508% (JPY TONA +
0.53%) Monthly, 1/18/28 17,167 11 — 11
UBS Investment Bank, Pay Underlying
Reference: Otsuka Holdings Monthly,
Receive Variable 0.578% (JPY TONA +
(0.40)%) Monthly, 1/18/28 16,740 1 — 1
UBS Investment Bank, Pay Underlying
Reference: Sumitomo Realty &
Development Monthly, Receive Variable
0.578% (JPY TONA + (0.40)%) Monthly,
1/18/28 55,411 22 — 22
UBS Investment Bank, Pay Underlying
Reference: TDK Monthly, Receive
Variable 0.580% (JPY TONA + (0.40)%)
Monthly, 1/18/28 19,095 1 — 1
UBS Investment Bank, Receive
Underlying Reference: Ajinomoto
Monthly, Pay Variable 1.328% (JPY
TONA + 0.35%) Monthly, 1/18/28 20,527 (17) — (17)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Daiichi Sankyo
Monthly, Pay Variable 1.328% (JPY
TONA + 0.35%) Monthly, 1/18/28 14,672 (5) — (5)
UBS Investment Bank, Receive
Underlying Reference: Eisai Monthly,
Pay Variable 1.328% (JPY TONA +
0.35%) Monthly, 1/18/28 26,340 19 — 19
UBS Investment Bank, Receive
Underlying Reference: Recruit Holdings
Monthly, Pay Variable 1.328% (JPY
TONA + 0.35%) Monthly, 1/18/28 13,398 3 — 3
UBS Investment Bank, Receive
Underlying Reference: Sumitomo Mitsui
Trust Group Monthly, Pay Variable
1.328% (JPY TONA + 0.35%) Monthly,
1/18/28 19,079 1 — 1
UBS Investment Bank, Receive
Underlying Reference: Timee Monthly,
Pay Variable 1.328% (JPY TONA +
0.35%) Monthly, 1/18/28 21,490 (14) — (14)
Total Japan — 116
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: Glencore Monthly, Pay
Variable 4.113% (GBP SONIA + 0.38%)
Monthly, 1/18/28 77 5 — 5
Total Jersey — 5
Luxembourg 0.0%
Morgan Stanley, Receive Underlying
Reference: Allegro.eu Monthly, Pay
Variable 4.970% (1M PLN WIBOR +
1.15%) Monthly, 1/18/28 (PLN) 666 2 — 2
Total Luxembourg — 2
Netherlands (0.0)%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
2.536% (EUR ESTR + 0.35%) Monthly,
1/18/28 84 3 — 3
Citibank, Receive Underlying Reference:
Ferrari Monthly, Pay Variable 2.586%
(EUR ESTR + 0.40%) Monthly, 1/18/28 99 4 — 4

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Ferrovial Monthly, Receive
Variable 1.916% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 99 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Euronext Monthly, Pay
Variable 2.586% (EUR ESTR + 0.40%)
Monthly, 1/18/28 146 9 — 9
Morgan Stanley, Pay Underlying
Reference: CSG Monthly, Receive
Variable 1.311% (EUR ESTR +
(0.875)%) Monthly, 1/18/28 115 (27) — (27)
Total Netherlands — (13)
Netherlands Antilles 0.0%
Citibank, Receive Underlying Reference:
SLB Monthly, Pay Variable 4.034%
(SOFR + 0.42%) Monthly, 1/18/28 51 2 — 2
Total Netherlands Antilles — 2
Norway 0.0%
Goldman Sachs, Receive Underlying
Reference: Aker BP Monthly, Pay
Variable 4.690% (1M NOK NIBOR +
0.35%) Monthly, 1/18/28 1,206 5 — 5
Morgan Stanley, Receive Underlying
Reference: Equinor Monthly, Pay
Variable 4.690% (1M NOK NIBOR +
0.35%) Monthly, 1/18/28 3,410 38 — 38
Total Norway — 43
Portugal 0.0%
Goldman Sachs, Receive Underlying
Reference: Banco Comercial Portugues ,
Class R Monthly, Pay Variable 2.586%
(EUR ESTR + 0.40%) Monthly, 1/18/28 112 2 — 2
Total Portugal — 2
Singapore (0.0)%
JPMorgan Chase, Receive Underlying
Reference: Flex Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 86 (10) — (10)
Total Singapore — (10)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Spain 0.0%
Goldman Sachs, Receive Underlying
Reference: Aena SME Monthly, Pay
Variable 2.586% (EUR ESTR + 0.40%)
Monthly, 1/18/28 180 5 — 5
Goldman Sachs, Receive Underlying
Reference: CaixaBank Monthly, Pay
Variable 2.586% (EUR ESTR + 0.40%)
Monthly, 1/18/28 218 4 — 4
Morgan Stanley, Pay Underlying
Reference: Banco Santander Monthly,
Receive Variable 1.836% (EUR ESTR +
(0.35)%) Monthly, 1/18/28 255 (8) — (8)
Total Spain — 1
Sweden 0.0%
Citibank, Pay Underlying Reference:
Boliden Monthly, Receive Variable
1.539% (1M SEK STIBOR + (0.35)%)
Monthly, 1/18/28 1,062 2 — 2
Citibank, Pay Underlying Reference:
EQT Monthly, Receive Variable 1.522%
(1M SEK STIBOR + (0.35)%) Monthly,
1/18/28 815 (17) — (17)
Citibank, Pay Underlying Reference: H
& M Hennes & Mauritz, Class B Monthly,
Receive Variable 1.122% (1M SEK
STIBOR + (0.75)%) Monthly, 1/18/28 975 (9) — (9)
Citibank, Receive Underlying Reference:
Swedbank, Class A Monthly, Pay
Variable 2.222% (1M SEK STIBOR +
0.35%) Monthly, 1/18/28 4,944 25 — 25
Total Sweden — 1
Switzerland (0.0)%
Citibank, Pay Underlying Reference:
Givaudan Monthly, Receive Variable
(0.461)% (1M CHF LIBOR + (0.42)%)
Monthly, 1/18/28 168 12 — 12
Citibank, Pay Underlying Reference:
Partners Group Holding Monthly,
Receive Variable (1.041)% (1M CHF
LIBOR + (1.00)%) Monthly, 1/18/28 224 (4) — (4)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
DSM- Firmenich Monthly, Pay Variable
2.586% (EUR ESTR + 0.40%) Monthly,
1/18/28 (EUR) 112 15 — 15
Goldman Sachs, Pay Underlying
Reference: Novartis Monthly, Receive
Variable (0.451)% (SARON + (0.41)%)
Monthly, 1/18/28 84 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 0.249%
(SARON + 0.29%) Monthly, 1/18/28 130 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: Holcim Monthly, Pay Variable
0.249% (1M CHF LIBOR + 0.29%)
Monthly, 1/18/28 85 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: UBS Group Monthly, Pay
Variable 0.249% (SARON + 0.29%)
Monthly, 1/18/28 120 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Alcon Monthly, Receive
Variable (0.451)% (SARON + (0.41)%)
Monthly, 1/18/28 89 — — —
Morgan Stanley, Pay Underlying
Reference: Roche Holding Monthly,
Receive Variable (0.451)% (1M CHF
LIBOR + (0.41)%) Monthly, 1/18/28 107 (9) — (9)
Total Switzerland — (4)
United Kingdom 0.0%
Citibank, Pay Underlying Reference:
Anglo American Monthly, Receive
Variable 3.424% (GBP SONIA +
(0.31)%) Monthly, 1/18/28 169 (7) — (7)
Citibank, Receive Underlying Reference:
Aviva Monthly, Pay Variable 4.125%
(GBP SONIA + 0.39%) Monthly, 1/18/28 249 17 — 17
Goldman Sachs, Receive Underlying
Reference: Halma Monthly, Pay Variable
4.113% (GBP SONIA + 0.38%) Monthly,
1/18/28 74 (2) — (2)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Marks & Spencer Group
Monthly, Pay Variable 4.113% (GBP
SONIA + 0.38%) Monthly, 1/18/28 106 12 — 12
Goldman Sachs, Receive Underlying
Reference: Shell Monthly, Pay Variable
4.113% (GBP SONIA + 0.38%) Monthly,
1/18/28 173 18 — 18
JPMorgan Chase, Receive Underlying
Reference: Bunzl Monthly, Pay Variable
4.083% (GBP SONIA + 0.35%) Monthly,
1/18/28 158 6 — 6
Morgan Stanley, Pay Underlying
Reference: Fresnillo Monthly, Receive
Variable 3.423% (GBP SONIA +
(0.31)%) Monthly, 1/18/28 67 2 — 2
Morgan Stanley, Pay Underlying
Reference: Next Monthly, Receive
Variable 3.423% (GBP SONIA +
(0.31)%) Monthly, 1/18/28 228 — — —
Morgan Stanley, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 4.122% (GBP SONIA + 0.39%)
Monthly, 1/18/28 82 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: HSBC Holdings Monthly, Pay
Variable 4.123% (GBP SONIA + 0.39%)
Monthly, 1/18/28 86 7 — 7
Morgan Stanley, Receive Underlying
Reference: Lloyds Banking Group
Monthly, Pay Variable 4.123% (GBP
SONIA + 0.39%) Monthly, 1/18/28 294 7 — 7
UBS Investment Bank, Receive
Underlying Reference: Ceres Power
Holdings Monthly, Pay Variable 4.083%
(GBP SONIA + 0.35%) Monthly, 1/18/28 76 (15) — (15)
UBS Investment Bank, Receive
Underlying Reference: Experian Monthly,
Pay Variable 4.085% (GBP SONIA +
0.35%) Monthly, 1/18/28 84 6 — 6
Total United Kingdom — 46

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
United States (0.1)%
Bank of America, Pay Underlying
Reference: American Express Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 407 25 — 25
Bank of America, Receive Underlying
Reference: Emerson Electric Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 359 35 — 35
Citibank, Pay Underlying Reference:
3M Monthly, Receive Variable 3.434%
(SOFR + (0.18)%) Monthly, 1/18/28 103 (14) — (14)
Citibank, Pay Underlying Reference:
Adobe Monthly, Receive Variable
3.349% (SOFR + (0.30)%) Monthly,
1/18/28 112 (13) — (13)
Citibank, Pay Underlying Reference:
Bank of America Monthly, Receive
Variable 3.335% (SOFR + (0.30)%)
Monthly, 1/18/28 120 (2) — (2)
Citibank, Pay Underlying Reference:
Broadridge Financial Solutions Monthly,
Receive Variable 3.434% (SOFR +
(0.18)%) Monthly, 1/18/28 140 (6) — (6)
Citibank, Pay Underlying Reference:
Cigna Monthly, Receive Variable 3.434%
(SOFR + (0.18)%) Monthly, 1/18/28 212 8 — 8
Citibank, Pay Underlying Reference:
Comcast, Class A Monthly, Receive
Variable 3.434% (SOFR + (0.18)%)
Monthly, 1/18/28 148 (5) — (5)
Citibank, Pay Underlying Reference:
Cummins Monthly, Receive Variable
3.335% (SOFR + (0.30)%) Monthly,
1/18/28 188 4 — 4
Citibank, Pay Underlying Reference:
Deckers Outdoor Monthly, Receive
Variable 3.434% (SOFR + (0.18)%)
Monthly, 1/18/28 131 7 — 7
Citibank, Pay Underlying Reference:
Edison International Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 319 26 — 26

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Entergy Monthly, Receive Variable
3.434% (SOFR + (0.18)%) Monthly,
1/18/28 170 10 — 10
Citibank, Pay Underlying Reference:
Iron Mountain Monthly, Receive Variable
3.346% (SOFR + (0.30)%) Monthly,
1/18/28 110 3 — 3
Citibank, Pay Underlying Reference:
Kimberly-Clark Monthly, Receive
Variable 3.434% (SOFR + (0.18)%)
Monthly, 1/18/28 264 5 — 5
Citibank, Pay Underlying Reference:
Lam Research Monthly, Receive
Variable 3.335% (SOFR + (0.30)%)
Monthly, 1/18/28 113 8 — 8
Citibank, Pay Underlying Reference:
Monolithic Power Systems Monthly,
Receive Variable 3.335% (SOFR +
(0.30)%) Monthly, 1/18/28 106 (9) — (9)
Citibank, Pay Underlying Reference:
ONEOK Monthly, Receive Variable
3.434% (SOFR + (0.18)%) Monthly,
1/18/28 99 1 — 1
Citibank, Pay Underlying Reference:
Palantir Technologies, Class A Monthly,
Receive Variable 3.335% (SOFR +
(0.30)%) Monthly, 1/18/28 105 8 — 8
Citibank, Pay Underlying Reference:
PG&E Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 324 8 — 8
Citibank, Pay Underlying Reference:
Phillips Monthly, Receive Variable
3.335% (SOFR + (0.30)%) Monthly,
1/18/28 108 (3) — (3)
Citibank, Pay Underlying Reference:
Prologis Monthly, Receive Variable
3.434% (SOFR + (0.18)%) Monthly,
1/18/28 238 (6) — (6)
Citibank, Pay Underlying Reference:
Sandisk Monthly, Receive Variable
3.335% (SOFR + (0.30)%) Monthly,
1/18/28 109 18 — 18

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
State Street Monthly, Receive Variable
3.434% (SOFR + (0.18)%) Monthly,
1/18/28 367 (13) — (13)
Citibank, Pay Underlying Reference:
Texas Instruments Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 201 3 — 3
Citibank, Pay Underlying Reference:
Valero Energy Monthly, Receive Variable
3.335% (SOFR + (0.30)%) Monthly,
1/18/28 108 (2) — (2)
Citibank, Pay Underlying Reference:
VeriSign Monthly, Receive Variable
3.314% (SOFR + (0.30)%) Monthly,
1/18/28 102 (8) — (8)
Citibank, Receive Underlying Reference:
Allstate Monthly, Pay Variable 4.034%
(SOFR + 0.42%) Monthly, 1/18/28 65 3 — 3
Citibank, Receive Underlying Reference:
Baker Hughes Monthly, Pay Variable
4.034% (SOFR + 0.42%) Monthly,
1/18/28 99 5 — 5
Citibank, Receive Underlying Reference:
Bank of New York Mellon Monthly,
Pay Variable 4.034% (SOFR + 0.42%)
Monthly, 1/18/28 370 16 — 16
Citibank, Receive Underlying Reference:
Bloom Energy, Class A Monthly, Pay
Variable 4.045% (SOFR + 0.42%)
Monthly, 1/18/28 96 4 — 4
Citibank, Receive Underlying Reference:
Capital One Financial Monthly, Pay
Variable 4.034% (SOFR + 0.42%)
Monthly, 1/18/28 110 9 — 9
Citibank, Receive Underlying Reference:
Consolidated Edison Monthly, Pay
Variable 4.034% (SOFR + 0.42%)
Monthly, 1/18/28 112 (4) — (4)
Citibank, Receive Underlying Reference:
CSX Monthly, Pay Variable 4.034%
(SOFR + 0.42%) Monthly, 1/18/28 372 12 — 12

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
DTE Energy Monthly, Pay Variable
4.034% (SOFR + 0.42%) Monthly,
1/18/28 220 (14) — (14)
Citibank, Receive Underlying Reference:
Elevance Health Monthly, Pay Variable
4.034% (SOFR + 0.42%) Monthly,
1/18/28 139 (14) — (14)
Citibank, Receive Underlying Reference:
Fortive Monthly, Pay Variable 4.034%
(SOFR + 0.42%) Monthly, 1/18/28 279 (10) — (10)
Citibank, Receive Underlying Reference:
Gilead Sciences Monthly, Pay Variable
4.034% (SOFR + 0.42%) Monthly,
1/18/28 146 (6) — (6)
Citibank, Receive Underlying Reference:
Home Depot Monthly, Pay Variable
4.034% (SOFR + 0.42%) Monthly,
1/18/28 262 (4) — (4)
Citibank, Receive Underlying Reference:
International Business Machines
Monthly, Pay Variable 4.045% (SOFR +
0.42%) Monthly, 1/18/28 103 6 — 6
Citibank, Receive Underlying Reference:
Marsh & McLennan Monthly, Pay
Variable 4.034% (SOFR + 0.42%)
Monthly, 1/18/28 146 9 — 9
Citibank, Receive Underlying Reference:
McDonald's Monthly, Pay Variable
4.034% (SOFR + 0.42%) Monthly,
1/18/28 112 (3) — (3)
Citibank, Receive Underlying Reference:
ServiceNow Monthly, Pay Variable
4.021% (SOFR + 0.42%) Monthly,
1/18/28 187 34 — 34
Citibank, Receive Underlying Reference:
SLB Monthly, Pay Variable 4.034%
(SOFR + 0.42%) Monthly, 1/18/28 57 2 — 2
Citibank, Receive Underlying Reference:
Tradeweb Markets, Class A Monthly,
Pay Variable 4.034% (SOFR + 0.42%)
Monthly, 1/18/28 212 1 — 1

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
United Airlines Holdings Monthly, Pay
Variable 4.034% (SOFR + 0.42%)
Monthly, 1/18/28 119 (5) — (5)
Citibank, Receive Underlying Reference:
Vertex Pharmaceuticals Monthly, Pay
Variable 4.034% (SOFR + 0.42%)
Monthly, 1/18/28 144 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Airbnb, Class A Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 132 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Akamai Technologies
Monthly, Receive Variable 3.350%
(SOFR + (0.30)%) Monthly, 1/18/28 106 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 210 8 — 8
Goldman Sachs, Pay Underlying
Reference: AT&T Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 104 (11) — (11)
Goldman Sachs, Pay Underlying
Reference: Blackstone Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 150 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: CenterPoint Energy Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 192 3 — 3
Goldman Sachs, Pay Underlying
Reference: Constellation Energy
Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 155 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Dollar Tree Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 120 — — —
Goldman Sachs, Pay Underlying
Reference: DuPont de Nemours
Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 189 (3) — (3)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Evergy Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 408 12 — 12
Goldman Sachs, Pay Underlying
Reference: Exelon Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 233 — — —
Goldman Sachs, Pay Underlying
Reference: Fastenal Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 101 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: FirstEnergy Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 102 1 — 1
Goldman Sachs, Pay Underlying
Reference: Halliburton Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 136 12 — 12
Goldman Sachs, Pay Underlying
Reference: Hartford Insurance Group
Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 248 (13) — (13)
Goldman Sachs, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 121 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 142 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 110 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Leidos Holdings Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 64 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: Nasdaq Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 185 (5) — (5)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: NiSource Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 362 8 — 8
Goldman Sachs, Pay Underlying
Reference: Norfolk Southern Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 223 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 93 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Rockwell Automation
Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 462 (17) — (17)
Goldman Sachs, Pay Underlying
Reference: S&P Global Monthly, Receive
Variable 3.350% (SOFR + (0.30)%)
Monthly, 1/18/28 157 1 — 1
Goldman Sachs, Pay Underlying
Reference: Starbucks Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 106 — — —
Goldman Sachs, Pay Underlying
Reference: Sunbelt Rentals Holdings
Monthly, Receive Variable 3.383% (GBP
SONIA + (0.35)%) Monthly, 1/18/28
(GBP) 79 3 — 3
Goldman Sachs, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 273 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: Uber Technologies Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 131 4 — 4
Goldman Sachs, Pay Underlying
Reference: United Parcel Service, Class
B Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 165 13 — 13
Goldman Sachs, Pay Underlying
Reference: United Rentals Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 134 (4) — (4)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 168 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: Verizon Communications
Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 138 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: W R Berkley Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 221 (8) — (8)
Goldman Sachs, Pay Underlying
Reference: W.W. Grainger Monthly,
Receive Variable 3.350% (SOFR +
(0.30)%) Monthly, 1/18/28 217 1 — 1
Goldman Sachs, Pay Underlying
Reference: Wells Fargo Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 158 2 — 2
Goldman Sachs, Pay Underlying
Reference: Williams-Sonoma Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 113 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Block Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 63 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Boston Scientific Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 86 7 — 7
Goldman Sachs, Receive Underlying
Reference: Corning Monthly, Pay
Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 102 (21) — (21)
Goldman Sachs, Receive Underlying
Reference: Dominion Energy Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 490 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: Interactive Brokers Group,
Class A Monthly, Pay Variable 3.927%
(SOFR + 0.30%) Monthly, 1/18/28 255 (25) — (25)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Live Nation Entertainment
Monthly, Pay Variable 3.927% (SOFR +
0.30%) Monthly, 1/18/28 121 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 91 16 — 16
Goldman Sachs, Receive Underlying
Reference: Oracle Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 92 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: QUALCOMM Monthly,
Pay Variable 3.950% (SOFR + 0.30%)
Monthly, 1/18/28 103 — — —
Goldman Sachs, Receive Underlying
Reference: Southern Monthly, Pay
Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 205 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: T-Mobile U.S. Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 110 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: Tractor Supply Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 66 1 — 1
JPMorgan Chase, Pay Underlying
Reference: AbbVie Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 107 (4) — (4)
JPMorgan Chase, Pay Underlying
Reference: Bank of America Monthly,
Receive Variable 3.344% (SOFR +
(0.30)%) Monthly, 1/18/28 459 (4) — (4)
JPMorgan Chase, Pay Underlying
Reference: Cognizant Technology
Solutions, Class A Monthly, Receive
Variable 3.377% (SOFR + (0.25)%)
Monthly, 1/18/28 133 (37) — (37)
JPMorgan Chase, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 3.377% (SOFR +
(0.25)%) Monthly, 1/18/28 476 (24) — (24)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Fedex Freight Holding
Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 153 2 — 2
JPMorgan Chase, Pay Underlying
Reference: General Mills Monthly,
Receive Variable 3.350% (SOFR +
(0.30)%) Monthly, 1/18/28 587 6 — 6
JPMorgan Chase, Pay Underlying
Reference: Humana Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 116 13 — 13
JPMorgan Chase, Pay Underlying
Reference: Intuit Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 116 (15) — (15)
JPMorgan Chase, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 101 9 — 9
JPMorgan Chase, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable 3.335% (SOFR +
(0.30)%) Monthly, 1/18/28 98 7 — 7
JPMorgan Chase, Pay Underlying
Reference: Nordson Monthly, Receive
Variable 3.377% (SOFR + (0.25)%)
Monthly, 1/18/28 113 (4) — (4)
JPMorgan Chase, Pay Underlying
Reference: Vulcan Materials Monthly,
Receive Variable 3.377% (SOFR +
(0.25)%) Monthly, 1/18/28 100 7 — 7
JPMorgan Chase, Pay Underlying
Reference: West Pharmaceutical
Services Monthly, Receive Variable
3.350% (SOFR + (0.30)%) Monthly,
1/18/28 211 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Alliant Energy Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 341 (15) — (15)
JPMorgan Chase, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 243 25 — 25

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 270 (5) — (5)
JPMorgan Chase, Receive Underlying
Reference: Apple Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 45 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: Apple Monthly, Pay Variable
3.935% (SOFR + 0.30%) Monthly,
1/18/28 161 (11) — (11)
JPMorgan Chase, Receive Underlying
Reference: Axon Enterprise Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 121 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: Blackrock Monthly, Pay
Variable 3.944% (SOFR + 0.30%)
Monthly, 1/18/28 472 22 — 22
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
3.977% (SOFR + 0.35%) Monthly,
1/18/28 122 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Bristol-Myers Squibb
Monthly, Pay Variable 3.955% (SOFR +
0.328%) Monthly, 1/18/28 216 26 — 26
JPMorgan Chase, Receive Underlying
Reference: Cardinal Health Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 106 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Colgate-Palmolive Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 225 — — —
JPMorgan Chase, Receive Underlying
Reference: ConocoPhillips Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 237 19 — 19
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 106 2 — 2

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Dell Technologies, Class C
Monthly, Pay Variable 3.977% (SOFR +
0.35%) Monthly, 1/18/28 118 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Equinix Monthly, Pay
Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 202 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Esab Monthly, Pay Variable
3.977% (SOFR + 0.35%) Monthly,
1/18/28 77 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: ExxonMobil Holdings
Monthly, Pay Variable 3.977% (SOFR +
0.35%) Monthly, 1/18/28 97 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Federal Realty Investment
Trust Monthly, Pay Variable 3.977%
(SOFR + 0.35%) Monthly, 1/18/28 246 3 — 3
JPMorgan Chase, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 98 11 — 11
JPMorgan Chase, Receive Underlying
Reference: KeyCorp Monthly, Pay
Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 326 (14) — (14)
JPMorgan Chase, Receive Underlying
Reference: KLA Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 216 (41) — (41)
JPMorgan Chase, Receive Underlying
Reference: KLA Monthly, Pay Variable
3.935% (SOFR + 0.30%) Monthly,
1/18/28 61 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: Madison Air Solutions, Class
A Monthly, Pay Variable 3.977% (SOFR
+ 0.35%) Monthly, 1/18/28 73 (11) — (11)
JPMorgan Chase, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 3.977% (SOFR +
0.35%) Monthly, 1/18/28 197 (36) — (36)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: PACCAR Monthly, Pay
Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 233 18 — 18
JPMorgan Chase, Receive Underlying
Reference: Parker-Hannifin Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 134 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 107 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Public Storage Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 216 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Saia Monthly, Pay Variable
3.977% (SOFR + 0.35%) Monthly,
1/18/28 107 (18) — (18)
JPMorgan Chase, Receive Underlying
Reference: Sempra Monthly, Pay
Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 198 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: Targa Resources Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 151 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: Ternium Monthly, Pay
Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 112 10 — 10
JPMorgan Chase, Receive Underlying
Reference: Toll Brothers Monthly, Pay
Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 479 (24) — (24)
JPMorgan Chase, Receive Underlying
Reference: U.S. Bancorp Monthly,
Pay Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 169 — — —
JPMorgan Chase, Receive Underlying
Reference: Welltower Monthly, Pay
Variable 3.977% (SOFR + 0.35%)
Monthly, 1/18/28 112 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Xylem Monthly, Pay Variable
3.977% (SOFR + 0.35%) Monthly,
1/18/28 97 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Coinbase Global, Class
A Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 168 21 — 21
Morgan Stanley, Pay Underlying
Reference: Dollar General Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 123 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Domino's Pizza Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 155 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: GE Vernova Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 104 7 — 7
Morgan Stanley, Pay Underlying
Reference: Host Hotels & Resorts
Monthly, Receive Variable 3.327%
(SOFR + (0.30)%) Monthly, 1/18/28 109 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Hubbell Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 101 2 — 2
Morgan Stanley, Pay Underlying
Reference: Insulet Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 227 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Insulet Monthly, Receive
Variable 3.327% (SOFR + (0.30)%)
Monthly, 1/18/28 127 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Southwest Airlines Monthly,
Receive Variable 3.327% (SOFR +
(0.30)%) Monthly, 1/18/28 106 9 — 9
Morgan Stanley, Receive Underlying
Reference: Alphabet, Class C Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 143 (6) — (6)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Amazon.com Monthly, Pay
Variable 3.950% (SOFR + 0.30%)
Monthly, 1/18/28 105 20 — 20
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 63 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: CME Group Monthly, Pay
Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 106 10 — 10
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 124 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Emerson Electric Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 55 5 — 5
Morgan Stanley, Receive Underlying
Reference: Lincoln National Monthly,
Pay Variable 3.950% (SOFR + 0.30%)
Monthly, 1/18/28 124 10 — 10
Morgan Stanley, Receive Underlying
Reference: Mondelez International,
Class A Monthly, Pay Variable 3.950%
(SOFR + 0.30%) Monthly, 1/18/28 416 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Mosaic Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 170 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: NRG Energy Monthly, Pay
Variable 3.946% (SOFR + 0.30%)
Monthly, 1/18/28 34 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: NRG Energy Monthly, Pay
Variable 3.949% (SOFR + 0.30%)
Monthly, 1/18/28 112 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: NRG Energy Monthly, Pay
Variable 3.951% (SOFR + 0.30%)
Monthly, 1/18/28 27 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 3.927% (SOFR +
0.30%) Monthly, 1/18/28 159 12 — 12
Morgan Stanley, Receive Underlying
Reference: Skyworks Solutions Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 144 12 — 12
Morgan Stanley, Receive Underlying
Reference: Stryker Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 204 6 — 6
Morgan Stanley, Receive Underlying
Reference: T Rowe Price Natural
Resources ETF Monthly, Pay Variable
3.950% (SOFR + 0.30%) Monthly,
1/18/28 20 — — —
Morgan Stanley, Receive Underlying
Reference: Westinghouse Air Brake
Technologies Monthly, Pay Variable
3.927% (SOFR + 0.30%) Monthly,
1/18/28 310 37 — 37
Morgan Stanley, Receive Underlying
Reference: Workday, Class A Monthly,
Pay Variable 3.927% (SOFR + 0.30%)
Monthly, 1/18/28 115 15 — 15
Total United States — (14)
Virgin Islands (British) 0.0%
Morgan Stanley, Receive Underlying
Reference: Establishment Labs Holdings
Monthly, Pay Variable 3.927% (SOFR +
0.30%) Monthly, 1/18/28 135 3 — 3
Total Virgin Islands (British) — 3
Total Bilateral Total Return Swaps — 196
Total Bilateral Swaps — 196

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 3,050 67 56 11
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/31 1,450 31 22 9
Total United States 20
Total Centrally Cleared Credit Default Swaps,
Protection Sold 20
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.625% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/4/31 250 (1) — (1)
Total United States (1)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (1)
Total Centrally Cleared Swaps 19
Net payments (receipts) of variation margin to date (18)
Variation margin receivable (payable) on centrally cleared swaps $ 1
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 8/14/26 JPY 59,604 USD 368 $ 7
Net unrealized gain (loss) on open forward
currency exchange contracts $ 7

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 33 Euro STOXX contracts 9/26 (2,425) $ (44)
Short, 10 FTSE 100 Index contracts 9/26 (1,464) (46)
Short, 14 MSCI EAFE Index contracts 9/26 (2,228) (11)
Short, 14 S&P 500 E-Mini Index contracts 9/26 (5,264) (76)
Short, 5 S&P 500 E-Mini Index Energy Sector
contracts 9/26 (627) (25)
Short, 26 S&P 500 Micro E-Mini Index contracts 9/26 (978) (1)
Short, 58 TOPIX Mini Index contracts 9/26 (1,453) (53)
Long, 18 U.S. Treasury Notes five year contracts 9/26 1,908 (14)
Long, 11 U.S. Treasury Notes two year contracts 9/26 2,262 (6)
Long, 8 Ultra U.S. Treasury Bonds contracts 9/26 877 (25)
Long, 11 Ultra U.S. Treasury Notes ten year
contracts 9/26 1,207 (13)
Net payments (receipts) of variation margin to date 242
Variation margin receivable (payable) on open futures contracts $ (72)

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.55%  $ (102) $ 294 $ 748
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.06%  — (291) 1,528
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.69%  — (142) 1,042
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.46%  (13) (129) 400
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.49%  (2) (370) 979
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  795 9,160 277
T. Rowe Price International Bond Fund - I
Class, 3.54%  — (582) 740
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.56%  (10) (133) 249
T. Rowe Price Natural Resources ETF  — (10) —
T. Rowe Price Government Reserve Fund,
3.72% — — 779++
T. Rowe Price Treasury Reserve Fund, 3.70% — — 49++
Affiliates not held at period end (3,167) 3,221 5
Totals $ (2,499)# $ 11,018 $ 6,796+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.55%  $ 15,184 $ 1,743 $ 770 $ 16,451
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.06%  31,414 4,369 25 35,467
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.69%  18,161 4,435 — 22,454
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.46%  7,623 697 264 7,927
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.49%  18,387 1,672 153 19,536
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  44,004 7,965 4,293 56,836
T. Rowe Price International
Bond Fund - I Class, 3.54%  25,310 5,385 — 30,113
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.56%  9,446 248 936 8,625
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  18,108 — 21,329 —
T. Rowe Price Natural
Resources ETF  — 219 — 209
T. Rowe Price Government
Reserve Fund, 3.72% 8,096  ¤  ¤ 20,940
T. Rowe Price Treasury
Reserve Fund, 3.70% 25,284  ¤  ¤ 4,168
Total $ 222,726^
# Capital gain distributions from underlying Price funds represented $338 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,796 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $210,395.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Global Allocation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Allocation
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Global Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 95,330 $ — $ 95,330
Asset-Backed Securities — 6,018 81 6,099
Bond Funds 140,573 — — 140,573
Common Stocks 288,063 171,587 508 460,158
Convertible Bonds — — 6 6
Convertible Preferred Stocks — — 3,037 3,037
Equity Funds 57,536 — — 57,536
Non-U.S. Government
Mortgage-Backed Securities — 3,683 82 3,765
Preferred Stocks — 195 111 306
Private Investment
Companies — — 67,891 67,891
Short-Term Investments 20,940 — — 20,940
Securities Lending Collateral 4,168 — — 4,168
Options Purchased — 113 — 113
Total Securities 511,280 276,926 71,716 859,922
Swaps* — 1,487 — 1,487
Forward Currency Exchange
Contracts — 7 — 7
Total $ 511,280 $ 278,420 $ 71,716 $ 861,416
Liabilities
Options Written $ — $ 167 $ — $ 167
Swaps* — 1,272 — 1,272
Futures Contracts* 314 — — 314
Total $ 314 $ 1,439 $ — $ 1,753

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2026, totaled $6,941,000 for the period ended July 31, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
1
Includes Corporate Bonds, Government Bonds, Municipal Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
7/31/26
Investment in
Securities
Asset-Backed
Securities $ 97 $ (21) $ 102 $ (97) $ — $ 81
Common Stocks 358 68 230 (147) (1) 508
Convertible
Bonds — — 6 — — 6
Convertible
Preferred Stocks 2,368 130 539 — — 3,037
Non-U.S.
Government
Mortgage-Backed
Securities 92 — — (10) — 82
Preferred Stocks 111 — — — — 111
Private
Investment
Companies 60,136 6,755 1,000 — — 67,891
Total $ 63,162 $ 6,932 $ 1,877 $ (254) $ (1) $ 71,716

T. ROWE PRICE Global Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-Backed
Securities
$81 Discounted
cash flow
Discount rate 5%
- 15%
13% Decrease
Common
Stocks
$508 Recent
comparable
transaction
price(s)
-# -# -# -#
Discount for
uncertainty
25%
- 100%
25% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
6.0x
- 12.3x
10.7x Increase
Gross profit
growth rate
25% 25% Increase
Enterprise
value to sales
multiple
4.3x
- 9.6x
8.3x Increase
Sales growth
rate
24% 24% Increase
Premium to
public company
multiples
19%
- 26%
23% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Convertible
Bonds
$6 Recent
comparable
transaction
price(s)
-# -# -# -#

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$3,037 Recent
comparable
transaction
price(s)
-# -# -# -#
Premium for
liquidation
preference
-# -# -#
Private
company
valuation
-# -# -#
Discount for
uncertainty
10%
- 25%
17% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.9x
- 9.6x
5.0x Increase
Sales growth
rate
24%
- 101%
100% Increase
Enterprise
value to gross
profit multiple
6.0x
- 12.3x
7.1x Increase
Gross profit
growth rate
25% 25% Increase
Enterprise
value to
EBITDA
multiple
13.4x
- 16.3x
13.4x Increase
Premium to
public company
multiples
19%
- 92%
61% Increase
Cost of capital 25% 25% Decrease
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase
Non-U.S.
Government
Mortgage-
Backed
Securities
$82 Discounted
cash flow
Discount rate 4% 4% Decrease
Discount
spread
2% 2% Decrease
Preferred
Stocks
$ 111 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$67,891 Rollforward of
Investee NAV
Estimated
return
0.12% 0.12% Increase

T. ROWE PRICE Global Allocation Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F154-054Q3 07/26